Securities Act Registration No. 333-151912
Investment Act Registration No. 811-08868

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 10	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 28	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor VUL® Variable Universal Life Insurance

PROSPECTUS: May 1, 2016
Ameritas Advisor VUL®
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Life Insurance Corp. Separate Account LLVL

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com

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TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered

service marks of Ameritas Life Insurance Corp.

POLICY SUMMARY	3
Policy Benefits	3
Policy Risks	4
CHARGES	5
Policy Charges	5
Portfolio Company Operating Expenses	7
CHARGES EXPLAINED	11
Transaction Charges	11
Periodic Charges: Monthly Deductions
from Account Value	12
Periodic Charges: Daily Deductions
from Separate Account Assets	12
INVESTMENT OPTIONS	13
Separate Account Variable Investment Options	13
Fixed Account Investment Option	19
Transfers	19
Third Party Services	21
Disruptive Trading Procedures	21
Systematic Transfer Programs	22
Asset Allocation Program	23
OTHER IMPORTANT POLICY INFORMATION	25
Policy Application and Issuance	25
Account Value	26
Telephone Transactions	27
Electronic Delivery and Communications	27
Misstatement of Age or Gender	28
Suicide	28
Incontestability	28
Assignment	28
Lapse and Grace Period	28
Reinstatement	28
Delay of Payments or Transfers	29
Beneficiary	29
Minor Owner or Beneficiary	29
Policy Changes	30
"Right to Examine" Period	30
Optional Features	30
Nonparticipating	30
Special Arrangements	30
POLICY DISTRIBUTIONS	31
Death Benefit	31
Policy Loans	32
Cash Surrender	33
Partial Withdrawal	33
Payment of Policy Proceeds	34
TAX MATTERS	34
LEGAL PROCEEDINGS	37
HOW TO GET FINANCIAL STATEMENTS	37
RULE 12h-7 EXEMPTION	37
APPENDIX A: Optional Features	38
DEFINED TERMS	38
Illustrations	39
Statement of Additional Information;
Registration Statement	39
Reports to You	40
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POLICY SUMMARY

The Ameritas Advisor VUL® Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life," "Company," or "we"), 5900 O Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the Insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy’s beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy. The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy for an initial Specified Amount of insurance coverage of $100,000 or more. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the OTHER IMPORTANT POLICY INFORMATION: Special Arrangements section for details. We may also reduce or waive certain charges for Policies issued in connection with special arrangements. The Policy is subject to the laws of the state where the application is signed.

Policy Benefits

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit

▪	We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
▪	Three death benefit options are available.

Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death.

See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals

▪	You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
▪	Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans

▪	You may borrow a limited amount of Account Value.
▪	Interest accrues on outstanding loan amounts.
▪	After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders

When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options

▪	Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
▪	Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
▪	You may transfer Account Value between Investment Options, subject to limits.
▪	Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.
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Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

Policy Risks

Suitability, Investment Risks, and Underlying Portfolio Risks

The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy Value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access

As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks

Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account’s underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take

Ameritas Advisor VUL	4

other actions at any time to restrict trading, including, but not limited to (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks

Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy’s death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

CHARGES

Some charges are rounded. Charges may be less in certain states.

Policy Charges

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

TRANSACTION CHARGES	When Deducted	Guaranteed	Current
		Maximum
PREMIUM CHARGE	When each premium is paid.	5%	2%
Calculated as a percentage of each Premium payment.
(This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the CHARGES EXPLAINED Section for more information.)
PARTIAL WITHDRAWAL CHARGE	Upon each withdrawal.	$50	$0
TRANSFER CHARGES (per transfer)	First 15 transfers per year:	$0	$0
	Each additional transfer:	$10	$0

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

PERIODIC CHARGES	When	Guaranteed Maximum		Current
(other than Subaccount portfolio operating expenses)	Deducted	(annual)		(annual)
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy or see your Policy for the charge applicable to you.
COST OF INSURANCE	Monthly	Varies (1)		Varies (1)
Rates are per $1,000 of the Net Amount at Risk.		Minimum	$0.18	Minimum	$0.11
		Maximum	$1,000.00	Maximum	$1,000.00
		Example (3)	$2.55	Example (3)	$1.46
MONTHLY ADMINISTRATIVE CHARGE
Specified Amounts $100,000 - $249,999	Monthly	$120		$120
Specified Amounts $250,000 +		$120		$90
MONTHLY SPECIFIED AMOUNT CHARGE	Monthly during the first 10 Policy years or the first 10 Policy years after an increase in base Policy Specified Amount.	Varies (2)		Varies (2)
Rates are per $1,000 of base Policy Specified		Policy Year 2:		Policy Year 2:
Amount.		Minimum	$0.00	Minimum	$0.00
		Maximum	$1.23	Maximum	$1.02
		Example (4,5)	$0.54	Example (4,6)	$0.45
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
(to equal the annual percentage stated of the Account Value in the Subaccounts)
RISK CHARGE (for mortality and expense risk)
Policy years 1-15	Daily	0.90%		0.70%
Policy years 16+		0.30%		0.10%

Periodic Charges Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.

(3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.

(4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.

(5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

(6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Accelerated Benefit Rider	N/A	No Cost		No Cost
Children's Insurance Rider	Monthly	$5.76		$5.76
Rate is per $1,000 of the rider benefit amount.
Paid-Up Insurance Benefit Endorsement	When Benefit Elected	3.5%		3.5%
Calculated as a percentage times the Account Value.
Term Insurance Rider	Monthly	Varies (1)		Varies (1)
Rates are per $1,000 of the rider benefit amount.		Minimum	$0.18	Minimum	$0.13
		Maximum	$1,000.00	Maximum	$950.00
		Example (2)	$2.55	Example (2)	$0.97
Waiver of Monthly Deduction Rider	Monthly	Varies (1)		Varies (1)
Rates are per $100 of the Monthly Deduction.		Minimum	$1.48	Minimum	$1.48
		Maximum	$17.28	Maximum	$17.28
		Example (2)	$4.48	Example (2)	$4.48

Cost of Optional Features Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed Maximum	Current
LOAN ACCOUNT (effective annual rates)NTEREST CHAR Regular Loan Interest Rate Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)	Upon each Policy anniversary Deducted	Guar 1.0% 0.5%	Curr 1.0% 0.0%

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Portfolio Company Operating Expenses (for the year ended December 31, 2015, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.15% (1)	2.28% (2)
After any Waivers and Reductions (explained in the footnotes at the end of this section)	0.15% (1)	2.28% (2)

(1) Vanguard® VIF Equity Index Portfolio and Total Bond Market Index Portfolio

(2) Rydex Variable Trust Guggenheim Long Short Equity Fund

Ameritas Advisor VUL	7

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.12%	0.89%	(1)
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.68%	-	0.29%	0.01%	0.98%	0.02%	0.96%	(1)	(2)
VP Natural Resources	0.67%	-	0.16%	0.46%	1.29%	0.04%	1.25%	(1)	(2)
VP S&P 500 Index*****	0.37%	-	0.11%	-	0.48%	0.08%	0.40%	(1)	(2)
VP Volatility Managed Growth, Class F	0.54%	0.25%	0.09%	0.10%	0.98%	0.05%	0.93%	(1)	(2)
VP Volatility Managed Moderate Growth, Class F	0.54%	0.25%	0.13%	0.08%	1.00%	0.09%	0.91%	(1)	(2)
VP Volatility Managed Moderate, Class F	0.54%	0.25%	0.11%	0.08%	0.98%	0.07%	0.91%	(1)	(2)
CALVERT VARIABLE SERIES (CVS), Class I
VP SRI Balanced	0.53%	-	0.17%	-	0.70%	-	0.70%	(1)
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Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
DEUTSCHE VS I, Class A
Capital Growth VIP	0.37%	-	0.12%	-	0.49%	-	0.49%	(1)
DEUTSCHE VS II, Class A
Global Growth VIP	0.92%	-	0.52%	-	1.44%	0.45%	0.99%	(2)
Small Mid Cap Value VIP	0.65%	-	0.15%	-	0.80%	-	0.80%	(1)
DIMENSIONAL FUND ADVISORS
VA Global Bond	0.22%	-	0.04%	-	0.26%	-	0.26%	(1)
VA Global Moderate Allocation	0.25%	-	0.03%	0.26%	0.54%	0.14%	0.40%	(1) (2)
VA International Small	0.50%	-	0.11%	-	0.61%	-	0.61%	(1)
VA International Value	0.40%	-	0.07%	-	0.47%	-	0.47%	(1)
VA Short-Term Fixed	0.25%	-	0.03%	-	0.28%	-	0.28%	(1)
VA U.S. Large Value	0.25%	-	0.04%	-	0.29%	-	0.29%	(1)
VA U.S. Targeted Value	0.35%	-	0.04%	-	0.39%	-	0.39%	(1)
FIDELITY® VIP, Initial Class
Contrafund®	0.55%	-	0.08%	-	0.63%	-	0.63%
Equity-Income	0.45%	-	0.09%	0.08%	0.62%	-	0.62%	(1)
Government Money Market	0.17%	-	0.08%	-	0.25%	-	0.25%
High Income	0.56%	-	0.12%	-	0.68%	-	0.68%
Investment Grade Bond	0.31%	-	0.11%	-	0.42%	-	0.42%
Mid Cap	0.55%	-	0.08%	-	0.63%	-	0.63%
Overseas	0.67%	-	0.13%	-	0.80%	-	0.80%
Strategic Income	0.56%	-	0.13%	-	0.69%	-	0.69%
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.06%	-	0.77%	-	0.77%
INVESCO V.I., Series I
International Growth	0.71%	-	0.30%	0.01%	1.02%	0.01%	1.01%	(1)
MFS® VIT, Initial Class
Utilities	0.73%	-	0.06%	-	0.79%	-	0.79%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.10%	-	1.00%	-	1.00%
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.32% (1)	0.11%	1.17% (2)	0.11% (3)	1.06%	(4)
Total Return	0.50%	-	0.16% (1)	-	0.66% (2)	-	0.66%
RYDEX
Guggenheim Long Short Equity	0.90%	-	1.38%	-	2.28%	-	2.28%	(1)
Precious Metals	0.75%	-	0.75%	-	1.50%	-	1.50%
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-	-	0.85%	-	0.85%
THIRD AVENUE
Value	0.90%	-	0.32%	-	1.22%	-	1.22%	(1)
UIF, Class I
Emerging Markets Equity	0.95% (1)	-	0.46%	-	1.41%	0.06%	1.35%	(2)
VANGUARD® VIF
Balanced	0.21%	-	0.02%	-	0.23%	-	0.23%
Conservative Allocation	-	-	-	-	0.16%	-	0.16%
Diversified Value	0.25%	-	0.03%	-	0.28%	-	0.28%
Equity Income	0.29%	-	0.02%	-	0.31%	-	0.31%
Equity Index	0.12%	-	0.03%	-	0.15%	-	0.15%
Growth	0.41%	-	0.03%	-	0.44%	-	0.44%
High Yield Bond	0.25%	-	0.03%	-	0.28%	-	0.28%
International	0.37%	-	0.03%	-	0.40%	-	0.40%
Mid-Cap Index	0.16%	-	0.03%	-	0.19%	-	0.19%
Moderate Allocation	-	-	-	-	0.16%	-	0.16%
Money Market	0.13%	-	0.03%	-	0.16%	-	0.16%
Ameritas Advisor VUL	9

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
REIT Index	0.26%	-	0.01%	-	0.27%	-	0.27%
Short-Term Investment-Grade	0.13%	-	0.03%	-	0.16%	-	0.16%
Small Company Growth	0.34%	-	0.03%	-	0.37%	-	0.37%
Total Bond Market Index	0.12%	-	0.03%	-	0.15%	-	0.15%
Total Stock Market Index	-	-	-	-	0.16%	-	0.16%

American Century (1) Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
CVP (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
CVP (2) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2017, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.
VP EAFE International Index, Class I	0.99%
VP Natural Resources	0.79%
VP S&P 500 Index	0.40%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.
CVS (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
Deutsche (1) Through September 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.79% for Capital Growth and 0.82% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.
Deutsche (2) Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.99%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. These agreements may only be terminated with the consent of the fund's Board.
Dimensional (1) The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2015.
Dimensional (2) The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
Fidelity (1) Total Portfolio Fees differs from the ratios of expenses to average net assets in the Financial Highlights section of the Fund's prospectus because of acquired fund fees and expenses.
Invesco (1) Invesco Advisers, Inc. (the "Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless the Adviser continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) Total Portfolio Fees excluding interest expense is 1.00% for the Commodity RealReturn® Strategy and 0.65% for the Total Return.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.
Ameritas Advisor VUL	10

PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex (1) Includes 0.77% Short Sales Dividend and Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2016, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Management Fees have been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.
UIF (2) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolios so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

CHARGES EXPLAINED

The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

Transaction Charges

Premium Charge

We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

Ameritas Advisor VUL	11

Surrender Charge

This Policy has no Surrender charge.

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

Transfer Charge

We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

Periodic Charges: Monthly Deductions from Account Value

On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

Administrative Charge

This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

Specified Amount Charge

For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Costs of Optional Features

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

Periodic Charges: Daily Deductions from Separate Account Assets

The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

Risk Charge

The Risk Charge is for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Ameritas Advisor VUL	12

Policy Debt

If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of Investment Options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Separate Account Variable Investment Options

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

Read the prospectuses for the underlying portfolios together with this prospectus for more information.

Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Ameritas Advisor VUL	13

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

Ameritas Advisor VUL	14

Ameritas Advisor VUL	15

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio – AIP	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Index: S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Ameritas Advisor VUL	16

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund **	The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
M&G Investment Management Limited (8)
Granahan Investment Management, Inc. (9)
Arrowpoint Asset Management, LLC (10)
Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7,8)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Money Market Portfolio (1)	Money Market.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,9,10)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

Ameritas Advisor VUL	17

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Substitution of Money Market Fund

We have filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Fidelity® VIP Government Money Market Portfolio, Initial Class for shares of the Vanguard® Money Market Portfolio.

The effect of the substitution would permit us to replace the Vanguard® Money Market Portfolio ("Existing Fund") with the Fidelity® VIP Government Money Market Portfolio ("Replacement Fund") as an investment option under the Policies. The Existing Fund and Replacement Fund are described in their respective summary prospectuses, which are available at no charge by contacting the Service Center at 800-255-9678, or by logging into your account at ameritasdirect.com.

Until the date of the substitution, Policy Value allocated to the Vanguard® Money Market Portfolio may remain invested in the corresponding Subaccount, and transfers of Policy Value into and out of that Subaccount will be allowed.

We anticipate the substitution will occur on or around July 22, 2016. Between May 1, 2016 and the date of the substitution, if you have allocations to the Vanguard® Money Market Portfolio Subaccount, you may transfer such allocations to any other available Subaccount without any charge or limitation (except potentially harmful transfers (see the "Disruptive Trading Procedures" section)).

If carried out, the proposed substitution would result in any Policy Value you have allocated to the Existing Fund Subaccount being transferred at relative net asset value to the Replacement Fund Subaccount. We will pay all expenses incurred in connection with the substitution. There would be no tax consequences resulting from this transfer. After the substitution, the Existing Fund Subaccount will no longer be available for investment under the Policy.

We will comply with the SEC requirements including those concerning reimbursement of any higher portfolio expenses charged by the Replacement Fund. Specifically, with regard to reimbursements, our application states that we will, for twelve months after the effective date of the substitution, reimburse Policy Owners with allocations to the Replacement Fund Subaccount so that the expense ratio of the Replacement Fund will not exceed the expense ratio reported by the Current Fund as of the end of such Current Fund's most recently ended fiscal year. At the end of the twelve months following the effective date of the substitution, the reimbursement will cease, and the expense ratio will be that of the Replacement Fund.

Once the substitution occurs, unless you instruct us otherwise, any existing or future instruction that designates the Existing Fund Subaccount will be deemed to be an instruction for the Replacement Fund Subaccount. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer program). All references to the Existing Fund will be replaced with a reference to the Replacement Fund, and all references to a money market subaccount will refer to the Fidelity® VIP Government Money Market Portfolio, Initial Class Subaccount. On the date of the substitution and thereafter, this Policy will no longer include the Vanguard® Money Market Portfolio Subaccount.

Ameritas Advisor VUL	18

Information about the Replacement Fund, its investment policy, risks, fees and expenses and other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the Replacement Fund will achieve its stated objective.

If you have any questions about this proposed substitution, please contact a Service Center representative at 800-255-9678.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Voting Rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

Fixed Account Investment Option

The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation.

Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the Company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

Transfers

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Ameritas Advisor VUL	19

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser’s own standards, as stated in the Subacount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Requests for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Ameritas Advisor VUL	20

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

Third Party Services

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
▪	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

Ameritas Advisor VUL	21

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Ameritas Advisor VUL	22

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Ameritas Advisor VUL	23

Ameritas Investment Corp. ("AIC"), an affiliate of ours, has served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC has entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models will terminate on August 1, 2016, and the models in the Program will no longer undergo periodic updates.

For administrative purposes, applications completed on or after July 22, 2016, will not include the investment advisory agreement with AIC.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program will no longer undergo periodic updates (the models will become "static"). The investment advisory agreement you have previously entered into with AIC will terminate, and AIC will no longer make updates to the models. Policy Owners will receive notice of the termination of their investment advisory agreement and additional notice that the models are becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You will not be required to take any action if you wish to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models after August 1, 2016.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section above describes how changes to the Subaccounts' underlying portfolios models will be addressed once the Program becomes static.

Ameritas Advisor VUL	24

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests include the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and sub-advisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

OTHER IMPORTANT POLICY INFORMATION

Policy Application and Issuance

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature (if applicable) must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent (if applicable) must be both properly licensed and appointed with us.

Ameritas Advisor VUL	25

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

Until your Policy is issued, premium payments we receive are held in our general account.

Account Value

On your Policy's Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.
Ameritas Advisor VUL	26

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the loan account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the loan account.

Loan Account Value

The Account Value in the loan account on any Business Day equals:

▪	amounts transferred to the loan account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the loan account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Debt.")

Telephone Transactions

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Electronic Delivery and Communications

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

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We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

Lapse and Grace Period

Lapse

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
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▪	Premium at least equal to (a + b - c) divided by (d) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Account Value at the beginning of the grace period; and

(d) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Debt.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

The Policy cannot be reinstated once it has been fully Surrendered.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

Beneficiary

The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

Unless your beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one beneficiary of the same class is to share the funds.
▪	No revocable beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable beneficiary cannot be changed without his or her consent.
▪	The interest of any beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

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Policy Changes

You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in

APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge and the monthly administrative charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify

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from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

POLICY DISTRIBUTIONS

The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Debt; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the corridor factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the corridor factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the corridor factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
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▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

Policy Loans

You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  loan interest on Policy Debt including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.
Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.

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Loan Rules

▪	The Policy must be assigned to us as security for the loan.
▪	We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
▪	The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
▪	We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

Cash Surrender

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	The Policy has no Surrender charge.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

If Death Benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
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▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

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This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for Alternative Minimum Taxable purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Ameritas Advisor VUL	35

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Ameritas Advisor VUL	36

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time, have a material adverse effect on any or all of the above.

HOW TO GET FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Ameritas Advisor VUL	37

APPENDIX A: OPTIONAL FEATURES

This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

Accelerated Benefit Rider

This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

Children's Insurance Rider

This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

Paid-Up Insurance Benefit Endorsement

This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

Term Insurance Rider

This rider provides term insurance upon an individual other than the Insured.

Waiver of Monthly Deduction Rider

This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Company, We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Ameritas Advisor VUL	38

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

Illustrations

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

Statement of Additional Information; Registration Statement

A Statement of Additional Information ("SAI") dated May 1, 2016 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number below. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's website (www.sec.gov), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-942-8090.)

Ameritas Advisor VUL	39

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue (without charge), telephone us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritasdirect.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2016 Ameritas Life Insurance Corp.	SEC Registration #: 811-08868

Ameritas Advisor VUL	40

Statement of Additional Information: May 1, 2016
to accompany Policy Prospectuses dated May 1, 2016

LOW-LOAD Variable Life Insurance Policies
offered through
Ameritas Life Insurance Corp. Separate Account LLVL

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3
DISTRIBUTION OF MATERIALS
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	4
FINANCIAL STATEMENTS	4

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritasdirect.com or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, vision, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

We are a stock life insurance company – Nebraska’s first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC") a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"). Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Services

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the " Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the

ALIC Separate Account LLVL	SAI: 1	Statement of Additional Information

Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2013, 2014 or 2015.

Ameritas Life entered in to a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP"), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. AIP no longer provides such services, and the relevant provisions of the Services Agreement were terminated on December 10, 2015. For past services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2013	2014	2015
Ameritas Investment Partners, Inc.	$571	$476	$768

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2013	2014	2015
Variable life insurance compensation we paid to AIC that was paid to other broker-dealers and representatives (not kept by AIC).	$13,008	$11,651	$12,897
Variable life insurance compensation earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable life insurance Principal Underwriter services.	$17,358	$46,573	$157,108

DISTRIBUTION OF THE POLICY

Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products

Ameritas Advisor VUL: We pay commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Distribution Compensation for Products No Longer Being Sold

Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.

Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

ALIC Separate Account LLVL	SAI: 2	Statement of Additional Information

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Table. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

ALIC Separate Account LLVL	SAI: 3	Statement of Additional Information

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount. Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL	SAI: 4	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") as of December 31, 2015 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2015, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 8, 2016

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
228,910.653 shares at $1.995 per share (cost $468,627)	$456,677
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
3,938.225 shares at $31.02 per share (cost $119,903)	122,164
Deutsche Investments VIT Funds (Scudder):
Deutsche Equity 500 Index VIP Portfolio, Class A (Equity 500) -
9,820.193 shares at $19.40 per share (cost $140,322)	190,512
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
56,541.045 shares at $15.18 per share (cost $747,287)	858,293
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
21,992.793 shares at $15.97 per share (cost $337,675)	351,225
Deutsche Global Growth VIP Portfolio, Class A (Global) -
3,581.164 shares at $10.81 per share (cost $36,575)	38,712
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
5,627.042 shares at $28.22 per share (cost $160,647)	158,795
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
102,219.795 shares at $33.92 per share (cost $2,989,308)	3,467,295
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
24,630.939 shares at $33.79 per share (cost $660,741)	832,279
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
44,739.590 shares at $4.92 per share (cost $250,328)	220,119
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
40,571.486 shares at $12.37 per share (cost $524,377)	501,869
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
99,771.178 shares at $32.41 per share (cost $3,142,516)	3,233,584
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
37,934.648 shares at $19.08 per share (cost $728,994)	723,793
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
97,009.882 shares at $10.60 per share (cost $1,113,566)	1,028,305
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
9,240.243 shares at $20.46 per share (cost $203,352)	189,055
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
36,941.965 shares at $4.95 per share (cost $211,090)	182,863
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
5,212.551 shares at $32.65 per share (cost $176,520)	170,190

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
48,889.501 shares at $23.27 per share (cost $968,461)	$1,137,659
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
58,454.311 shares at $31.75 per share (cost $1,591,923)	1,855,924
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
39,288.551 shares at $18.83 per share (cost $650,720)	739,803
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
34,431.842 shares at $33.49 per share (cost $1,150,737)	1,153,122
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
224.795 shares at $57.30 per share (cost $11,623)	12,881
Janus Aspen Series (Janus):
Janus Portfolio, Institutional Shares (Growth) -
1,655.282 shares at $30.84 per share (cost $35,355)	51,049
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
1,128.007 shares at $16.70 per share (cost $22,251)	18,838
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
104,732.584 shares at $10.52 per share (cost $1,146,508)	1,101,787
Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
76,691.354 shares at $22.73 per share (cost $1,819,188)	1,743,194
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
155,716.114 shares at $13.19 per share (cost $2,030,692)	2,053,896
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
653.773 shares at $15.85 per share (cost $10,006)	10,362
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
2,837.201 shares at $154.82 per share (cost $440,602)	439,255
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
38,659.223 shares at $34.16 per share (cost $1,140,067)	1,320,599
Rydex Precious Metals Fund Portfolio (Precious Metals) -
36,959.677 shares at $17.95 per share (cost $1,290,954)	663,426
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
10,405.919 shares at $15.95 per share (cost $175,357)	165,974
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
10,807.916 shares at $29.73 per share (cost $410,108)	321,319
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
979.364 shares at $15.27 per share (cost $15,255)	14,955

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
186,506.319 shares at $14.74 per share (cost $3,101,224)	$2,749,103
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
12,515,558.004 shares at $1.00 per share (cost $12,515,558)	12,515,558
Vanguard Equity Index Portfolio (Equity Index) -
564,134.468 shares at $33.25 per share (cost $14,939,733)	18,757,471
Vanguard Total Bond Market Index Portfolio (Total Bond) -
463,218.230 shares at $11.79 per share (cost $5,440,711)	5,461,343
Vanguard REIT Index Portfolio (REIT Index) -
408,565.507 shares at $13.77 per share (cost $5,095,208)	5,625,947
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
278,571.360 shares at $20.76 per share (cost $4,853,921)	5,783,141
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
237,720.762 shares at $32.06 per share (cost $6,685,562)	7,621,328
Vanguard Equity Income Portfolio (Equity Income) -
381,190.529 shares at $21.22 per share (cost $6,838,210)	8,088,863
Vanguard Growth Portfolio (Growth) -
417,642.436 shares at $22.58 per share (cost $6,778,993)	9,430,366
Vanguard Balanced Portfolio (Balanced) -
357,873.463 shares at $22.32 per share (cost $7,073,272)	7,987,736
Vanguard High Yield Bond Portfolio (High Yield Bond) -
238,647.316 shares at $7.59 per share (cost $1,816,558)	1,811,333
Vanguard International Portfolio (International) -
532,699.762 shares at $19.80 per share (cost $9,391,248)	10,547,455
Vanguard Diversified Value Portfolio (Diversified) -
201,855.878 shares at $16.55 per share (cost $2,876,746)	3,340,715
Vanguard Small Company Growth Portfolio (Small Company Growth) -
491,048.645 shares at $20.79 per share (cost $9,448,991)	10,208,901
Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund Portfolio, Class 2 (Discovery) -
12,887.293 shares at $25.99 per share (cost $349,398)	334,941
Wells Fargo VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
15,794.261 shares at $25.05 per share (cost $331,429)	395,646
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
29,538.300 shares at $18.39 per share (cost $532,913)	543,209

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP International Fund Portfolio, Class I (International) -
4,747.588 shares at $10.02 per share (cost $48,484)	$47,571
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
87,417.251 shares at $15.80 per share (cost $1,577,934)	1,381,193
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
23,938.872 shares at $25.56 per share (cost $762,114)	611,878
MFS Variable Insurance Trust II (MFS):
MFS Research International Portfolio, Initial Class (Research) -
69,367.649 shares at $13.85 per share (cost $1,070,052)	960,742
Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural) -
16,731.174 shares at $32.12 per share (cost $781,399)	537,405
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
3,465.770 shares at $82.63 per share (cost $235,218)	286,377
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
4,261.408 shares at $76.87 per share (cost $324,613)	327,574
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
789.712 shares at $91.52 per share (cost $58,556)	72,274
Calvert VP S&P 500 Index Portfolio (S&P 500) -
6,677.276 shares at $112.07 per share (cost $721,940)	748,322
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
630.446 shares at $69.72 per share (cost $49,907)	43,955
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
12,030.687 shares at $15.50 per share (cost $192,289)	186,476
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
17,763.989 shares at $15.65 per share (cost $292,682)	278,006
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
0.000 shares at $15.82 per share (cost $0)	-
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
128,280.976 shares at $23.01 per share (cost $2,257,774)	2,951,745
The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
129,481.945 shares at $12.39 per share (cost $1,821,932)	1,604,281

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio, Administrative Class (Commodity) -
37,771.216 shares at $6.91 per share (cost $484,823)	$260,999
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
155,189.558 shares at $10.58 per share (cost $1,744,789)	1,641,906
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
2,190.111 shares at $10.25 per share (cost $22,842)	22,449
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
18,835.516 shares at $10.66 per share (cost $202,016)	200,787
VA International Small Portfolio (Small) -
5,916.418 shares at $11.07 per share (cost $70,497)	65,495
VA International Value Portfolio (Value) -
16,345.120 shares at $10.55 per share (cost $196,143)	172,441
VA Short-Term Fixed Portfolio (Fixed) -
3,935.262 shares at $10.17 per share (cost $40,163)	40,021
VA U.S. Large Value Portfolio (Large) -
11,965.963 shares at $20.66 per share (cost $273,826)	247,217
VA U.S. Targeted Value Portfolio (Targeted) -
9,070.404 shares at $15.84 per share (cost $167,025)	143,675

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$149,565,618

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$553
Mortality and expense risk charge	(3,614)
Net investment income(loss)	(3,061)

Realized gain(loss) on investments:
Net realized gain distributions	1,990
Net realized gain(loss) on sale of fund shares	5,582
Net realized gain(loss)	7,572

Change in unrealized appreciation/depreciation	(18,823)

Net increase(decrease) in net assets resulting
from operations	$(14,312)

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,061)	$5,440
Net realized gain(loss)	7,572	55,875
Net change in unrealized appreciation/depreciation	(18,823)	(18,710)
Net increase(decrease) in net assets resulting
from operations	(14,312)	42,605

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,360	46,316
Subaccounts transfers (including fixed account), net	(142,382)	123,316
Transfers for policyowner benefits and terminations	(259)	(346)
Policyowner maintenance charges	(8,486)	(7,853)
Net increase(decrease) from policyowner transactions	(95,767)	161,433

Total increase(decrease) in net assets	(110,079)	204,038
Net assets at beginning of period	566,756	362,718
Net assets at end of period	$456,677	$566,756

The accompanying notes are an integral part of these financial statements.

FS-8

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2015		2015		2015

$-		$3,040		$9,662
(1,090)		(654)		(5,967)
(1,090)		2,386		3,695

4,127		8,469		69,583
2,095		918		60,186
6,222		9,387		129,769

(10,182)		(10,306)		(182,250)

$(5,050)		$1,467		$(48,786)

Mid Cap		Equity 500		Small Cap

2015	2014	2015	2014	2015	2014

$(1,090)	$(1,095)	$2,386	$2,083	$3,695	$3,359
6,222	30,328	9,387	6,295	129,769	123,687
(10,182)	(18,942)	(10,306)	12,179	(182,250)	(91,642)

(5,050)	10,291	1,467	20,557	(48,786)	35,404

-	-	7,162	7,232	33,708	32,939
(10,941)	(1,512)	-	-	(149,013)	(128,345)
(5,428)	(340)	(934)	-	(7,719)	(25,614)
(5,748)	(6,300)	(1,886)	(1,647)	(85,189)	(73,965)
(22,117)	(8,152)	4,342	5,585	(208,213)	(194,985)

(27,167)	2,139	5,809	26,142	(256,999)	(159,581)
149,331	147,192	184,703	158,561	1,115,292	1,274,873
$122,164	$149,331	$190,512	$184,703	$858,293	$1,115,292

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,208
Mortality and expense risk charge	(2,506)
Net investment income(loss)	(1,298)

Realized gain(loss) on investments:
Net realized gain distributions	34,701
Net realized gain(loss) on sale of fund shares	12,946
Net realized gain(loss)	47,647

Change in unrealized appreciation/depreciation	(54,052)

Net increase(decrease) in net assets resulting
from operations	$(7,703)

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,298)	$715
Net realized gain(loss)	47,647	47,353
Net change in unrealized appreciation/depreciation	(54,052)	(33,122)
Net increase(decrease) in net assets resulting
from operations	(7,703)	14,946

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,386	24,707
Subaccounts transfers (including fixed account), net	123,335	(134,504)
Transfers for policyowner benefits and terminations	(16,528)	(3,048)
Policyowner maintenance charges	(14,026)	(16,534)
Net increase(decrease) from policyowner transactions	110,167	(129,379)

Total increase(decrease) in net assets	102,464	(114,433)
Net assets at beginning of period	248,761	363,194
Net assets at end of period	$351,225	$248,761

The accompanying notes are an integral part of these financial statements.

FS-10

Scudder				Fidelity

Global		Growth		Contrafund IC

2015		2015		2015

$307		$441		$37,010
(294)		(758)		(27,326)
13		(317)		9,684

-		8,156		338,117
1,303		900		143,555
1,303		9,056		481,672

(2,646)		(4,116)		(484,847)

$(1,330)		$4,623		$6,509

Global		Growth		Contrafund IC

2015	2014	2015	2014	2015	2014

$13	$164	$(317)	$(72)	$9,684	$8,736
1,303	2,515	9,056	2,326	481,672	302,856
(2,646)	(2,877)	(4,116)	796	(484,847)	44,114

(1,330)	(198)	4,623	3,050	6,509	355,706

5,515	4,238	5,082	4,069	163,110	156,382
569	1,313	138,761	12,568	(4,782)	(182,025)
-	(16,782)	(25,649)	(56)	(273,739)	(42,528)
(4,313)	(4,087)	(4,122)	(2,315)	(103,960)	(100,998)
1,771	(15,318)	114,072	14,266	(219,371)	(169,169)

441	(15,516)	118,695	17,316	(212,862)	186,537
38,271	53,787	40,100	22,784	3,680,157	3,493,620
$38,712	$38,271	$158,795	$40,100	$3,467,295	$3,680,157

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,956
Mortality and expense risk charge	(5,137)
Net investment income(loss)	2,819

Realized gain(loss) on investments:
Net realized gain distributions	76,516
Net realized gain(loss) on sale of fund shares	17,271
Net realized gain(loss)	93,787

Change in unrealized appreciation/depreciation	(95,247)

Net increase(decrease) in net assets resulting
from operations	$1,359

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,819	$2,159
Net realized gain(loss)	93,787	84,790
Net change in unrealized appreciation/depreciation	(95,247)	3,296
Net increase(decrease) in net assets resulting
from operations	1,359	90,245

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,498	22,761
Subaccounts transfers (including fixed account), net	(35,778)	(170,259)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(6,583)	(5,868)
Net increase(decrease) from policyowner transactions	(29,863)	(153,366)

Total increase(decrease) in net assets	(28,504)	(63,121)
Net assets at beginning of period	860,783	923,904
Net assets at end of period	$832,279	$860,783

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
High Income		Inv. Grade
SC		Bond IC		Mid Cap SC

2015		2015		2015

$15,339		$12,794		$13,700
(1,342)		(2,910)		(25,610)
13,997		9,884		(11,910)

-		334		420,502
294		(1,697)		55,814
294		(1,363)		476,316

(23,091)		(12,916)		(536,791)

$(8,800)		$(4,395)		$(72,385)

High Income SC		Inv. Grade Bond IC		Mid Cap SC

2015	2014	2015	2014	2015	2014

$13,997	$12,941	$9,884	$7,274	$(11,910)	$(20,875)
294	673	(1,363)	(5,096)	476,316	141,546
(23,091)	(13,145)	(12,916)	21,929	(536,791)	50,493

(8,800)	469	(4,395)	24,107	(72,385)	171,164

2,536	3,955	40,122	32,514	130,820	132,359
(16,525)	9,678	(8,826)	(37,732)	(286,684)	(78,889)
(471)	-	(3,124)	(12,217)	(170,189)	(40,033)
(2,553)	(2,372)	(11,173)	(45,748)	(89,759)	(94,542)
(17,013)	11,261	16,999	(63,183)	(415,812)	(81,105)

(25,813)	11,730	12,604	(39,076)	(488,197)	90,059
245,932	234,202	489,265	528,341	3,721,781	3,631,722
$220,119	$245,932	$501,869	$489,265	$3,233,584	$3,721,781

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,182
Mortality and expense risk charge	(4,582)
Net investment income(loss)	5,600

Realized gain(loss) on investments:
Net realized gain distributions	751
Net realized gain(loss) on sale of fund shares	2,940
Net realized gain(loss)	3,691

Change in unrealized appreciation/depreciation	3,265

Net increase(decrease) in net assets resulting
from operations	$12,556

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,600	$3,365
Net realized gain(loss)	3,691	43,256
Net change in unrealized appreciation/depreciation	3,265	(100,925)
Net increase(decrease) in net assets resulting
from operations	12,556	(54,304)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,495	40,402
Subaccounts transfers (including fixed account), net	158,985	(317,192)
Transfers for policyowner benefits and terminations	(37,005)	(19,212)
Policyowner maintenance charges	(26,253)	(26,556)
Net increase(decrease) from policyowner transactions	145,222	(322,558)

Total increase(decrease) in net assets	157,778	(376,862)
Net assets at beginning of period	566,015	942,877
Net assets at end of period	$723,793	$566,015

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
				High Income
Strategic IC		Equity Inc. IC		IC

2015		2015		2015

$29,324		$6,338		$13,351
(6,887)		(1,384)		(2,685)
22,437		4,954		10,666

2,327		19,222		-
(3,390)		258		(23,539)
(1,063)		19,480		(23,539)

(46,240)		(33,418)		12,747

$(24,866)		$(8,984)		$(126)

Strategic IC		Equity Inc. IC		High Income IC

2015	2014	2015	2014	2015	2014

$22,437	$21,823	$4,954	$4,569	$10,666	$27,569
(1,063)	19,002	19,480	3,325	(23,539)	3,418
(46,240)	(1,735)	(33,418)	7,350	12,747	(35,661)

(24,866)	39,090	(8,984)	15,244	(126)	(4,674)

48,542	53,121	10,595	7,983	38,839	44,168
90,817	(174,122)	(19,758)	22,020	(343,356)	92,564
(44,899)	(23,785)	-	-	(17,944)	(9,902)
(23,841)	(29,362)	(4,286)	(4,503)	(11,889)	(15,676)
70,619	(174,148)	(13,449)	25,500	(334,350)	111,154

45,753	(135,058)	(22,433)	40,744	(334,476)	106,480
982,552	1,117,610	211,488	170,744	517,339	410,859
$1,028,305	$982,552	$189,055	$211,488	$182,863	$517,339

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$888
Mortality and expense risk charge	(1,206)
Net investment income(loss)	(318)

Realized gain(loss) on investments:
Net realized gain distributions	19,227
Net realized gain(loss) on sale of fund shares	45
Net realized gain(loss)	19,272

Change in unrealized appreciation/depreciation	(22,984)

Net increase(decrease) in net assets resulting
from operations	$(4,030)

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(318)	$(553)
Net realized gain(loss)	19,272	5,765
Net change in unrealized appreciation/depreciation	(22,984)	3,434
Net increase(decrease) in net assets resulting
from operations	(4,030)	8,646

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,416	19,468
Subaccounts transfers (including fixed account), net	(200)	16,114
Transfers for policyowner benefits and terminations	(150)	(284)
Policyowner maintenance charges	(8,194)	(7,466)
Net increase(decrease) from policyowner transactions	12,872	27,832

Total increase(decrease) in net assets	8,842	36,478
Net assets at beginning of period	161,348	124,870
Net assets at end of period	$170,190	$161,348

The accompanying notes are an integral part of these financial statements.

FS-16

AIM

Dividend		Health		Technology

2015		2015		2015

$16,156		$-		$-
(6,853)		(11,611)		(5,175)
9,303		(11,611)		(5,175)

-		153,216		72,848
31,119		90,524		45,340
31,119		243,740		118,188

(30,293)		(202,054)		(65,669)

$10,129		$30,075		$47,344

Dividend		Health		Technology

2015	2014	2015	2014	2015	2014

$9,303	$9,671	$(11,611)	$(9,184)	$(5,175)	$(5,472)
31,119	14,717	243,740	106,928	118,188	81,185
(30,293)	80,855	(202,054)	134,112	(65,669)	1,999

10,129	105,243	30,075	231,856	47,344	77,712

20,478	22,919	43,077	41,994	25,824	28,615
138,595	49,655	391,132	20,703	(113,490)	4,259
(10,213)	-	(46,155)	(26,381)	(49,703)	(11,884)
(21,129)	(18,909)	(36,493)	(27,613)	(17,891)	(16,241)
127,731	53,665	351,561	8,703	(155,260)	4,749

137,860	158,908	381,636	240,559	(107,916)	82,461
999,799	840,891	1,474,288	1,233,729	847,719	765,258
$1,137,659	$999,799	$1,855,924	$1,474,288	$739,803	$847,719

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Intl. Growth

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,852
Mortality and expense risk charge	(7,865)
Net investment income(loss)	9,987

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	5,465
Net realized gain(loss)	5,465

Change in unrealized appreciation/depreciation	(52,708)

Net increase(decrease) in net assets resulting
from operations	$(37,256)

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,987	$9,231
Net realized gain(loss)	5,465	66,714
Net change in unrealized appreciation/depreciation	(52,708)	(98,721)
Net increase(decrease) in net assets resulting
from operations	(37,256)	(22,776)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	58,200	69,120
Subaccounts transfers (including fixed account), net	105,893	31,667
Transfers for policyowner benefits and terminations	(15,547)	(13,890)
Policyowner maintenance charges	(30,057)	(25,253)
Net increase(decrease) from policyowner transactions	118,489	61,644

Total increase(decrease) in net assets	81,233	38,868
Net assets at beginning of period	1,071,889	1,033,021
Net assets at end of period	$1,153,122	$1,071,889

The accompanying notes are an integral part of these financial statements.

FS-18

AIM		Janus		Neuberger Berman

Franchise		Growth		Guardian

2015		2015		2015

$-		$391		$143
(139)		(452)		(94)
(139)		(61)		49

55		11,485		4,996
2,585		5,479		83
2,640		16,964		5,079

(2,101)		(14,274)		(6,256)

$400		$2,629		$(1,128)

Franchise		Growth		Guardian

2015	2014	2015	2014	2015	2014

$(139)	$(428)	$(61)	$(244)	$49	$(24)
2,640	7,663	16,964	9,450	5,079	3,212
(2,101)	(403)	(14,274)	(2,091)	(6,256)	(1,679)

400	6,832	2,629	7,115	(1,128)	1,509

2,635	2,917	-	-	1,237	1,098
(22,715)	(67,023)	(8,729)	(3,954)	-	-
-	(1,271)	-	(10)	(407)	-
(502)	(890)	(7,088)	(6,393)	(811)	(710)
(20,582)	(66,267)	(15,817)	(10,357)	19	388

(20,182)	(59,435)	(13,188)	(3,242)	(1,109)	1,897
33,063	92,498	64,237	67,479	19,947	18,050
$12,881	$33,063	$51,049	$64,237	$18,838	$19,947

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,498
Mortality and expense risk charge	(8,033)
Net investment income(loss)	7,465

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(6,032)
Net realized gain(loss)	(6,032)

Change in unrealized appreciation/depreciation	(7,566)

Net increase(decrease) in net assets resulting
from operations	$(6,133)

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,465	$10,874
Net realized gain(loss)	(6,032)	(6,729)
Net change in unrealized appreciation/depreciation	(7,566)	(6,056)
Net increase(decrease) in net assets resulting
from operations	(6,133)	(1,911)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	57,960	59,255
Subaccounts transfers (including fixed account), net	55,003	106,253
Transfers for policyowner benefits and terminations	(24,374)	(297)
Policyowner maintenance charges	(33,754)	(31,732)
Net increase(decrease) from policyowner transactions	54,835	133,479

Total increase(decrease) in net assets	48,702	131,568
Net assets at beginning of period	1,053,085	921,517
Net assets at end of period	$1,101,787	$1,053,085

The accompanying notes are an integral part of these financial statements.

FS-20

Neuberger Berman

Mid-Cap		Partners		Regency

2015		2015		2015

$-		$17,223		$90
(2,070)		(17,023)		(120)
(2,070)		200		(30)

1,340		174,053		267
(701)		30,183		2,293
639		204,236		2,560

(75,462)		(499,654)		(3,477)

$(76,893)		$(295,218)		$(947)

Mid-Cap		Partners		Regency

2015	2014	2015	2014	2015	2014

$(2,070)	$(98)	$200	$(16)	$(30)	$69
639	7,421	204,236	24,435	2,560	1,019
(75,462)	(6,255)	(499,654)	181,105	(3,477)	1,793

(76,893)	1,068	(295,218)	205,524	(947)	2,881

15,746	1,695	103,831	96,979	839	1,160
1,812,059	-	591	(9,480)	(10,348)	9,368
(6,815)	-	(93,080)	(31,252)	(2,594)	-
(17,556)	(2,935)	(116,471)	(120,881)	(1,601)	(1,493)
1,803,434	(1,240)	(105,129)	(64,634)	(13,704)	9,035

1,726,541	(172)	(400,347)	140,890	(14,651)	11,916
16,653	16,825	2,454,243	2,313,353	25,013	13,097
$1,743,194	$16,653	$2,053,896	$2,454,243	$10,362	$25,013

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,668)
Net investment income(loss)	(3,668)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	20,385
Net realized gain(loss)	20,385

Change in unrealized appreciation/depreciation	(32,437)

Net increase(decrease) in net assets resulting
from operations	$(15,720)

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,668)	$(4,024)
Net realized gain(loss)	20,385	91,112
Net change in unrealized appreciation/depreciation	(32,437)	(11,931)
Net increase(decrease) in net assets resulting
from operations	(15,720)	75,157

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	25,107	21,932
Subaccounts transfers (including fixed account), net	(244,178)	115,507
Transfers for policyowner benefits and terminations	(937)	(21,656)
Policyowner maintenance charges	(36,637)	(45,673)
Net increase(decrease) from policyowner transactions	(256,645)	70,110

Total increase(decrease) in net assets	(272,365)	145,267
Net assets at beginning of period	711,620	566,353
Net assets at end of period	$439,255	$711,620

The accompanying notes are an integral part of these financial statements.

FS-22

Rydex
		Precious
NASDAQ		Metals		Inv. S&P 500

2015		2015		2015

$-		$57,379		$-
(10,021)		(6,008)		(990)
(10,021)		51,371		(990)

83,415		-		-
139,845		(341,375)		(23,048)
223,260		(341,375)		(23,048)

(123,944)		(11,767)		9,494

$89,295		$(301,771)		$(14,544)

NASDAQ		Precious Metals		Inv. S&P 500

2015	2014	2015	2014	2015	2014

$(10,021)	$(10,163)	$51,371	$(6,757)	$(990)	$(1,229)
223,260	294,561	(341,375)	(166,520)	(23,048)	(33,366)
(123,944)	(76,380)	(11,767)	(24,644)	9,494	9,412

89,295	208,018	(301,771)	(197,921)	(14,544)	(25,183)

38,540	50,840	85,021	98,948	12,435	18,972
(240,693)	25,159	32,808	146,938	69,207	20,038
(101,204)	(47,275)	(33,651)	(24,291)	-	(21)
(59,659)	(48,900)	(44,099)	(54,708)	(14,303)	(18,415)
(363,016)	(20,176)	40,079	166,887	67,339	20,574

(273,721)	187,842	(261,692)	(31,034)	52,795	(4,609)
1,594,320	1,406,478	925,118	956,152	113,179	117,788
$1,320,599	$1,594,320	$663,426	$925,118	$165,974	$113,179

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,748
Mortality and expense risk charge	(2,338)
Net investment income(loss)	410

Realized gain(loss) on investments:
Net realized gain distributions	81,475
Net realized gain(loss) on sale of fund shares	(9,063)
Net realized gain(loss)	72,412

Change in unrealized appreciation/depreciation	(103,546)

Net increase(decrease) in net assets resulting
from operations	$(30,724)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$410	$5
Net realized gain(loss)	72,412	(2,859)
Net change in unrealized appreciation/depreciation	(103,546)	51,386
Net increase(decrease) in net assets resulting
from operations	(30,724)	48,532

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,126	10,586
Subaccounts transfers (including fixed account), net	47,359	176,319
Transfers for policyowner benefits and terminations	(3,077)	(8,653)
Policyowner maintenance charges	(17,267)	(9,544)
Net increase(decrease) from policyowner transactions	37,141	168,708

Total increase(decrease) in net assets	6,417	217,240
Net assets at beginning of period	314,902	97,662
Net assets at end of period	$321,319	$314,902

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex		Third Avenue		Vanguard
Sector
Rotation		Value		Money Market

2015		2015		2015

$-		$102,502		$20,490
(427)		(22,592)		(98,064)
(427)		79,910		(77,574)

-		-		-
(1,424)		(14,094)		-
(1,424)		(14,094)		-

(2,535)		(367,737)		-

$(4,386)		$(301,921)		$(77,574)

Sector Rotation		Value		Money Market

2015	2014	2015	2014	2015	2014

$(427)	$(283)	$79,910	$71,735	$(77,574)	$(89,562)
(1,424)	2,589	(14,094)	2,258	-	-
(2,535)	(1,367)	(367,737)	39,930	-	-

(4,386)	939	(301,921)	113,923	(77,574)	(89,562)

713	2,014	118,184	138,385	2,059,578	4,956,275
6,084	6,142	(149,649)	(166,263)	(37,521)	(1,994,368)
(8,130)	(23,855)	(159,798)	(41,936)	(2,756,385)	(1,529,097)
(262)	(643)	(95,661)	(95,067)	(606,393)	(566,578)
(1,595)	(16,342)	(286,924)	(164,881)	(1,340,721)	866,232

(5,981)	(15,403)	(588,845)	(50,958)	(1,418,295)	776,670
20,936	36,339	3,337,948	3,388,906	13,933,853	13,157,183
$14,955	$20,936	$2,749,103	$3,337,948	$12,515,558	$13,933,853

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Equity Index

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$311,331
Mortality and expense risk charge	(137,756)
Net investment income(loss)	173,575

Realized gain(loss) on investments:
Net realized gain distributions	570,136
Net realized gain(loss) on sale of fund shares	279,891
Net realized gain(loss)	850,027

Change in unrealized appreciation/depreciation	(939,144)

Net increase(decrease) in net assets resulting
from operations	$84,458

	Equity Index

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$173,575	$213,553
Net realized gain(loss)	850,027	1,311,783
Net change in unrealized appreciation/depreciation	(939,144)	784,964
Net increase(decrease) in net assets resulting
from operations	84,458	2,310,300

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	795,484	661,894
Subaccounts transfers (including fixed account), net	95,292	(3,573,192)
Transfers for policyowner benefits and terminations	(359,354)	(334,523)
Policyowner maintenance charges	(591,178)	(592,207)
Net increase(decrease) from policyowner transactions	(59,756)	(3,838,028)

Total increase(decrease) in net assets	24,702	(1,527,728)
Net assets at beginning of period	18,732,769	20,260,497
Net assets at end of period	$18,757,471	$18,732,769

The accompanying notes are an integral part of these financial statements.

FS-26

Vanguard

Total Bond		REIT Index		Mid-Cap

2015		2015		2015

$126,143		$102,474		$70,922
(38,194)		(41,126)		(41,122)
87,949		61,348		29,800

23,652		193,924		317,826
21,242		139,885		284,839
44,894		333,809		602,665

(153,389)		(321,015)		(753,445)

$(20,546)		$74,142		$(120,980)

Total Bond		REIT Index		Mid-Cap

2015	2014	2015	2014	2015	2014

$87,949	$102,225	$61,348	$129,967	$29,800	$11,749
44,894	48,963	333,809	296,245	602,665	413,866
(153,389)	122,648	(321,015)	859,152	(753,445)	280,110

(20,546)	273,836	74,142	1,285,364	(120,980)	705,725

287,777	268,249	244,550	197,008	231,478	268,290
230,205	(446,331)	(103,069)	(78,665)	(120,743)	159,496
(285,882)	(96,176)	(134,067)	(129,368)	(182,831)	(213,792)
(201,891)	(202,246)	(155,622)	(143,970)	(173,380)	(165,395)
30,209	(476,504)	(148,208)	(154,995)	(245,476)	48,599

9,663	(202,668)	(74,066)	1,130,369	(366,456)	754,324
5,451,680	5,654,348	5,700,013	4,569,644	6,149,597	5,395,273
$5,461,343	$5,451,680	$5,625,947	$5,700,013	$5,783,141	$6,149,597

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Stock Market
	Index

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$106,486
Mortality and expense risk charge	(59,540)
Net investment income(loss)	46,946

Realized gain(loss) on investments:
Net realized gain distributions	270,519
Net realized gain(loss) on sale of fund shares	345,704
Net realized gain(loss)	616,223

Change in unrealized appreciation/depreciation	(650,381)

Net increase(decrease) in net assets resulting
from operations	$12,788

	Stock Market Index

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$46,946	$40,284
Net realized gain(loss)	616,223	551,633
Net change in unrealized appreciation/depreciation	(650,381)	204,682
Net increase(decrease) in net assets resulting
from operations	12,788	796,599

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	593,828	1,099,492
Subaccounts transfers (including fixed account), net	(637,524)	99,398
Transfers for policyowner benefits and terminations	(368,690)	(71,062)
Policyowner maintenance charges	(197,782)	(182,527)
Net increase(decrease) from policyowner transactions	(610,168)	945,301

Total increase(decrease) in net assets	(597,380)	1,741,900
Net assets at beginning of period	8,218,708	6,476,808
Net assets at end of period	$7,621,328	$8,218,708

The accompanying notes are an integral part of these financial statements.

FS-28

Vanguard
Equity
Income		Growth		Balanced

2015		2015		2015

$215,965		$53,902		$186,041
(60,483)		(67,563)		(58,410)
155,482		(13,661)		127,631

501,504		870,847		368,165
176,631		314,751		110,775
678,135		1,185,598		478,940

(827,373)		(517,979)		(660,306)

$6,244		$653,958		$(53,735)

Equity Income		Growth		Balanced

2015	2014	2015	2014	2015	2014

$155,482	$136,388	$(13,661)	$(27,802)	$127,631	$110,726
678,135	547,891	1,185,598	246,271	478,940	550,738
(827,373)	157,347	(517,979)	840,241	(660,306)	(15,997)

6,244	841,626	653,958	1,058,710	(53,735)	645,467

289,134	288,737	454,074	414,208	407,125	329,762
(274,525)	151,880	70,915	71,121	267,915	129,628
(326,071)	(215,484)	(654,774)	(352,762)	(109,425)	(313,860)
(321,759)	(304,382)	(384,636)	(342,442)	(271,959)	(268,015)
(633,221)	(79,249)	(514,421)	(209,875)	293,656	(122,485)

(626,977)	762,377	139,537	848,835	239,921	522,982
8,715,840	7,953,463	9,290,829	8,441,994	7,747,815	7,224,833
$8,088,863	$8,715,840	$9,430,366	$9,290,829	$7,987,736	$7,747,815

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$107,604
Mortality and expense risk charge	(15,104)
Net investment income(loss)	92,500

Realized gain(loss) on investments:
Net realized gain distributions	3,307
Net realized gain(loss) on sale of fund shares	15,331
Net realized gain(loss)	18,638

Change in unrealized appreciation/depreciation	(151,066)

Net increase(decrease) in net assets resulting
from operations	$(39,928)

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$92,500	$90,045
Net realized gain(loss)	18,638	16,562
Net change in unrealized appreciation/depreciation	(151,066)	(38,432)
Net increase(decrease) in net assets resulting
from operations	(39,928)	68,175

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	108,279	91,326
Subaccounts transfers (including fixed account), net	(179,361)	164,255
Transfers for policyowner benefits and terminations	(96,439)	(60,262)
Policyowner maintenance charges	(87,178)	(86,683)
Net increase(decrease) from policyowner transactions	(254,699)	108,636

Total increase(decrease) in net assets	(294,627)	176,811
Net assets at beginning of period	2,105,960	1,929,149
Net assets at end of period	$1,811,333	$2,105,960

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
				Small Company
International		Diversified		Growth

2015		2015		2015

$206,465		$93,145		$38,857
(81,131)		(25,166)		(79,348)
125,334		67,979		(40,491)

169,596		240,657		1,234,491
212,940		95,438		186,712
382,536		336,095		1,421,203

(653,896)		(513,301)		(1,749,912)

$(146,026)		$(109,227)		$(369,200)

International		Diversified		Small Company Growth

2015	2014	2015	2014	2015	2014

$125,334	$79,866	$67,979	$55,454	$(40,491)	$(46,840)
382,536	269,927	336,095	248,951	1,421,203	1,635,786
(653,896)	(1,130,417)	(513,301)	16,271	(1,749,912)	(1,334,980)

(146,026)	(780,624)	(109,227)	320,676	(369,200)	253,966

539,066	739,950	139,915	138,655	420,198	376,141
113,792	(265,525)	(12,239)	(240,646)	1,113	(502,522)
(320,839)	(194,919)	(357,803)	(36,605)	(336,727)	(170,459)
(341,777)	(347,768)	(103,275)	(100,770)	(289,284)	(288,418)
(9,758)	(68,262)	(333,402)	(239,366)	(204,700)	(585,258)

(155,784)	(848,886)	(442,629)	81,310	(573,900)	(331,292)
10,703,239	11,552,125	3,783,344	3,702,034	10,782,801	11,114,093
$10,547,455	$10,703,239	$3,340,715	$3,783,344	$10,208,901	$10,782,801

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Wells Fargo

	Discovery

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,259)
Net investment income(loss)	(3,259)

Realized gain(loss) on investments:
Net realized gain distributions	57,564
Net realized gain(loss) on sale of fund shares	11,468
Net realized gain(loss)	69,032

Change in unrealized appreciation/depreciation	(75,910)

Net increase(decrease) in net assets resulting
from operations	$(10,137)

	Discovery

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,259)	$(4,076)
Net realized gain(loss)	69,032	109,475
Net change in unrealized appreciation/depreciation	(75,910)	(112,838)
Net increase(decrease) in net assets resulting
from operations	(10,137)	(7,439)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	23,372	17,893
Subaccounts transfers (including fixed account), net	(120,095)	(133,589)
Transfers for policyowner benefits and terminations	(63,909)	(4,703)
Policyowner maintenance charges	(22,101)	(28,275)
Net increase(decrease) from policyowner transactions	(182,733)	(148,674)

Total increase(decrease) in net assets	(192,870)	(156,113)
Net assets at beginning of period	527,811	683,924
Net assets at end of period	$334,941	$527,811

The accompanying notes are an integral part of these financial statements.

FS-32

Well Fargo		American Century

Opportunity		Mid Cap		International

2015		2015		2015

$560		$9,941		$157
(3,131)		(4,701)		(361)
(2,571)		5,240		(204)

44,850		28,785		-
13,239		24,391		225
58,089		53,176		225

(71,348)		(77,529)		(497)

$(15,830)		$(19,113)		$(476)

Opportunity		Mid Cap		International

2015	2014	2015	2014	2015	2014

$(2,571)	$(3,106)	$5,240	$2,110	$(204)	$178
58,089	25,852	53,176	48,313	225	2,652
(71,348)	18,006	(77,529)	17,089	(497)	(6,356)

(15,830)	40,752	(19,113)	67,512	(476)	(3,526)

9,448	9,568	36,521	28,803	4,736	6,571
(28,943)	(24,762)	(36,157)	51,623	(154)	(16,222)
(9,277)	(3,678)	(12,469)	(42,519)	(2,494)	-
(15,894)	(14,451)	(16,631)	(13,129)	(3,582)	(3,258)
(44,666)	(33,323)	(28,736)	24,778	(1,494)	(12,909)

(60,496)	7,429	(47,849)	92,290	(1,970)	(16,435)
456,142	448,713	591,058	498,768	49,541	65,976
$395,646	$456,142	$543,209	$591,058	$47,571	$49,541

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Inc.

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$108,200
Mortality and expense risk charge	(9,700)
Net investment income(loss)	98,500

Realized gain(loss) on investments:
Net realized gain distributions	7,027
Net realized gain(loss) on sale of fund shares	(19,260)
Net realized gain(loss)	(12,233)

Change in unrealized appreciation/depreciation	(159,246)

Net increase(decrease) in net assets resulting
from operations	$(72,979)

	Global Inc.

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$98,500	$55,301
Net realized gain(loss)	(12,233)	(859)
Net change in unrealized appreciation/depreciation	(159,246)	(44,595)
Net increase(decrease) in net assets resulting
from operations	(72,979)	9,847

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	106,091	88,315
Subaccounts transfers (including fixed account), net	32,984	179,830
Transfers for policyowner benefits and terminations	(68,240)	(39,396)
Policyowner maintenance charges	(35,224)	(38,588)
Net increase(decrease) from policyowner transactions	35,611	190,161

Total increase(decrease) in net assets	(37,368)	200,008
Net assets at beginning of period	1,418,561	1,218,553
Net assets at end of period	$1,381,193	$1,418,561

The accompanying notes are an integral part of these financial statements.

FS-34

MFS				Summit

Utilities IC		Research		Natural

2015		2015		2015

$29,567		$19,746		$1,877
(4,980)		(5,208)		(4,365)
24,587		14,538		(2,488)

48,830		8,295		1,038
(8,899)		(4,902)		(36,689)
39,931		3,393		(35,651)

(175,371)		(109,309)		(136,988)

$(110,853)		$(91,378)		$(175,127)

Utilities IC		Research		Natural

2015	2014	2015	2014	2015	2014

$24,587	$8,625	$14,538	$-	$(2,488)	$(4,385)
39,931	89,424	3,393	-	(35,651)	3,244
(175,371)	(14,334)	(109,309)	-	(136,988)	(117,849)

(110,853)	83,715	(91,378)	-	(175,127)	(118,990)

64,392	74,126	64,698	-	49,471	53,171
(236,491)	271,292	1,025,947	-	(33,924)	125,549
(10,716)	(49,276)	(11,064)	-	(30,502)	(17,039)
(17,968)	(24,414)	(27,461)	-	(17,730)	(20,632)
(200,783)	271,728	1,052,120	-	(32,685)	141,049

(311,636)	355,443	960,742	-	(207,812)	22,059
923,514	568,071	-	-	745,217	723,158
$611,878	$923,514	$960,742	$-	$537,405	$745,217

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Zenith

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$592
Mortality and expense risk charge	(2,555)
Net investment income(loss)	(1,963)

Realized gain(loss) on investments:
Net realized gain distributions	13,418
Net realized gain(loss) on sale of fund shares	14,149
Net realized gain(loss)	27,567

Change in unrealized appreciation/depreciation	(53,366)

Net increase(decrease) in net assets resulting
from operations	$(27,762)

	Zenith

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,963)	$2,440
Net realized gain(loss)	27,567	54,970
Net change in unrealized appreciation/depreciation	(53,366)	(29,870)
Net increase(decrease) in net assets resulting
from operations	(27,762)	27,540

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,216	19,168
Subaccounts transfers (including fixed account), net	(40,675)	(39,764)
Transfers for policyowner benefits and terminations	(6,863)	(1,938)
Policyowner maintenance charges	(15,153)	(16,107)
Net increase(decrease) from policyowner transactions	(44,475)	(38,641)

Total increase(decrease) in net assets	(72,237)	(11,101)
Net assets at beginning of period	358,614	369,715
Net assets at end of period	$286,377	$358,614

The accompanying notes are an integral part of these financial statements.

FS-36

Summit
EAFE		S&P		S&P
Intl.		MidCap		500

2015		2015		2015

$871		$70		$1,400
(2,324)		(434)		(5,233)
(1,453)		(364)		(3,833)

-		1,228		12,628
6,882		161		4,287
6,882		1,389		16,915

(16,923)		(3,816)		(10,496)

$(11,494)		$(2,791)		$2,586

EAFE Intl.		S&P MidCap		S&P 500

2015	2014	2015	2014	2015	2014

$(1,453)	$5,606	$(364)	$270	$(3,833)	$6,201
6,882	6,715	1,389	5,453	16,915	54,651
(16,923)	(38,151)	(3,816)	(590)	(10,496)	(2,309)

(11,494)	(25,830)	(2,791)	5,133	2,586	58,543

13,063	11,763	3,532	3,091	34,391	25,122
36,645	13,833	5,453	-	116,978	172,246
(1,870)	(1,428)	-	-	(6,754)	-
(6,195)	(5,880)	(271)	(196)	(13,050)	(8,216)
41,643	18,288	8,714	2,895	131,565	189,152

30,149	(7,542)	5,923	8,028	134,151	247,695
297,425	304,967	66,351	58,323	614,171	366,476
$327,574	$297,425	$72,274	$66,351	$748,322	$614,171

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$71
Mortality and expense risk charge	(265)
Net investment income(loss)	(194)

Realized gain(loss) on investments:
Net realized gain distributions	1,286
Net realized gain(loss) on sale of fund shares	(53)
Net realized gain(loss)	1,233

Change in unrealized appreciation/depreciation	(3,721)

Net increase(decrease) in net assets resulting
from operations	$(2,682)

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(194)	$81
Net realized gain(loss)	1,233	5,107
Net change in unrealized appreciation/depreciation	(3,721)	(2,231)
Net increase(decrease) in net assets resulting
from operations	(2,682)	2,957

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,615	1,076
Subaccounts transfers (including fixed account), net	-	42,351
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(855)	(507)
Net increase(decrease) from policyowner transactions	760	42,920

Total increase(decrease) in net assets	(1,922)	45,877
Net assets at beginning of period	45,877	-
Net assets at end of period	$43,955	$45,877

The accompanying notes are an integral part of these financial statements.

FS-38

Summit
		Mod.
Moderate		Growth		Growth

2015		2015		2015

$2,392		$2,737		$-
(1,121)		(1,044)		(14)
1,271		1,693		(14)

1,109		430		-
747		(1,550)		(345)
1,856		(1,120)		(345)

(6,469)		(14,675)		-

$(3,342)		$(14,102)		$(359)

Moderate		Mod. Growth		Growth

2015	2014	2015	2014	2015	2014

$1,271	$1,075	$1,693	$-	$(14)	$-
1,856	1,030	(1,120)	-	(345)	-
(6,469)	655	(14,675)	-	-	-
			-		-
(3,342)	2,760	(14,102)	-	(359)	-

20,820	15,684	15,338	-	-	-
13,714	150,019	282,422	-	379	-
(3,661)	(417)	(613)	-	-	-
(6,186)	(2,915)	(5,039)	-	(20)	-
24,687	162,371	292,108	-	359	-

21,345	165,131	278,006	-	-	-
165,131	-	-	-	-	-
$186,476	$165,131	$278,006	$-	$-	$-

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(18,954)
Net investment income(loss)	(18,954)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	268,120
Net realized gain(loss)	268,120

Change in unrealized appreciation/depreciation	(1,865)

Net increase(decrease) in net assets resulting
from operations	$247,301

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(18,954)	$(15,919)
Net realized gain(loss)	268,120	98,252
Net change in unrealized appreciation/depreciation	(1,865)	93,280
Net increase(decrease) in net assets resulting
from operations	247,301	175,613

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	137,104	142,305
Subaccounts transfers (including fixed account), net	229,703	150,120
Transfers for policyowner benefits and terminations	(52,164)	(58,552)
Policyowner maintenance charges	(87,805)	(70,001)
Net increase(decrease) from policyowner transactions	226,838	163,872

Total increase(decrease) in net assets	474,139	339,485
Net assets at beginning of period	2,477,606	2,138,121
Net assets at end of period	$2,951,745	$2,477,606

The accompanying notes are an integral part of these financial statements.

FS-40

Morgan Stanley		Pimco
Emerging
Markets		Commodity		Total Return

2015		2015		2015

$14,843		$12,582		$80,056
(13,279)		(2,053)		(11,497)
1,564		10,529		68,559

-		-		17,647
(20,595)		(17,795)		(3,022)
(20,595)		(17,795)		14,625

(194,622)		(74,013)		(86,471)

$(213,653)		$(81,279)		$(3,287)

Emerging Markets		Commodity		Total Return

2015	2014	2015	2014	2015	2014

$1,564	$(6,694)	$10,529	$(1,407)	$68,559	$25,804
(20,595)	39,316	(17,795)	(23,868)	14,625	(6,218)
(194,622)	(152,247)	(74,013)	(43,399)	(86,471)	42,761

(213,653)	(119,625)	(81,279)	(68,674)	(3,287)	62,347

144,274	172,612	27,138	29,213	78,546	115,137
(461,318)	389,940	27,655	(38,344)	15,039	(320,110)
(20,873)	(32,954)	(550)	(3,564)	(29,341)	(40,764)
(37,463)	(49,208)	(3,711)	(5,726)	(51,753)	(60,283)
(375,380)	480,390	50,532	(18,421)	12,491	(306,020)

(589,033)	360,765	(30,747)	(87,095)	9,204	(243,673)
2,193,314	1,832,549	291,746	378,841	1,632,702	1,876,375
$1,604,281	$2,193,314	$260,999	$291,746	$1,641,906	$1,632,702

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Low
	Duration

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$27,349
Mortality and expense risk charge	(11,516)
Net investment income(loss)	15,833

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(28,709)
Net realized gain(loss)	(28,709)

Change in unrealized appreciation/depreciation	25,554

Net increase(decrease) in net assets resulting
from operations	$12,678

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,833	$7,606
Net realized gain(loss)	(28,709)	(111)
Net change in unrealized appreciation/depreciation	25,554	(25,948)
Net increase(decrease) in net assets resulting
from operations	12,678	(18,453)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	351	101
Subaccounts transfers (including fixed account), net	19,383	2,797,539
Transfers for policyowner benefits and terminations	(2,734,223)	-
Policyowner maintenance charges	(29,939)	(24,988)
Net increase(decrease) from policyowner transactions	(2,744,428)	2,772,652

Total increase(decrease) in net assets	(2,731,750)	2,754,199
Net assets at beginning of period	2,754,199	-
Net assets at end of period	$22,449	$2,754,199

The accompanying notes are an integral part of these financial statements.

FS-42

DFA

Bond		Small		Value

2015		2015		2015

$890		$1,359		$5,311
(463)		(425)		(1,067)
427		934		4,244

237		2,102		-
(115)		(648)		(626)
122		1,454		(626)

(161)		(1,124)		(19,218)

$388		$1,264		$(15,600)

Bond		Small		Value

2015	2014	2015	2014	2015	2014

$427	$1,209	$934	$634	$4,244	$4,047
122	116	1,454	7,770	(626)	1,607
(161)	(819)	(1,124)	(4,900)	(19,218)	(16,366)

388	506	1,264	3,504	(15,600)	(10,712)

18,173	2,015	9,015	15,544	27,229	30,018
114,194	55,703	17,755	8,832	57,352	15,300
-	-	(4,708)	-	(7,033)	(1,098)
(1,528)	(1,295)	(3,241)	(3,179)	(9,662)	(8,048)
130,839	56,423	18,821	21,197	67,886	36,172

131,227	56,929	20,085	24,701	52,286	25,460
69,560	12,631	45,410	20,709	120,155	94,695
$200,787	$69,560	$65,495	$45,410	$172,441	$120,155

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Fixed

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$122
Mortality and expense risk charge	(317)
Net investment income(loss)	(195)

Realized gain(loss) on investments:
Net realized gain distributions	37
Net realized gain(loss) on sale of fund shares	(15)
Net realized gain(loss)	22

Change in unrealized appreciation/depreciation	(5)

Net increase(decrease) in net assets resulting
from operations	$(178)

	Fixed

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(195)	$(275)
Net realized gain(loss)	22	(48)
Net change in unrealized appreciation/depreciation	(5)	(4)
Net increase(decrease) in net assets resulting
from operations	(178)	(327)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,364	5,144
Subaccounts transfers (including fixed account), net	(6,599)	6,996
Transfers for policyowner benefits and terminations	-	(21,183)
Policyowner maintenance charges	(1,067)	(1,310)
Net increase(decrease) from policyowner transactions	(2,302)	(10,353)

Total increase(decrease) in net assets	(2,480)	(10,680)
Net assets at beginning of period	42,501	53,181
Net assets at end of period	$40,021	$42,501

The accompanying notes are an integral part of these financial statements.

FS-44

DFA

Large		Targeted

2015		2015

$5,256		$1,937
(1,381)		(687)
3,875		1,250

11,687		10,049
3,998		(476)
15,685		9,573

(29,438)		(21,575)

$(9,878)		$(10,752)

Large		Targeted

2015	2014	2015	2014

$3,875	$985	$1,250	$(582)
15,685	10,191	9,573	5,840
(29,438)	740	(21,575)	(9,803)

(9,878)	11,916	(10,752)	(4,545)

21,911	15,752	11,187	30,301
164,370	12,931	86,679	(84,716)
(23,931)	-	-	-
(6,975)	(5,043)	(4,396)	(5,934)
155,375	23,640	93,470	(60,349)

145,497	35,556	82,718	(64,894)
101,720	66,164	60,957	125,851
$247,217	$101,720	$143,675	$60,957

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2015 AND 2014

1.	ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2015 there are seventy-five subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Invesco Advisers, Inc.
(Advisor) (See Note 3)	AIM
Calvert (Fund Series short cite)	*Dividend
*Balanced (Subaccount short cite)	(Commenced April 29, 2011)
*Mid Cap	*Health
*Technology
Deutsche Investment Management	*Intl. Growth
Americas Inc.	*Franchise
Scudder	(Commenced April 27, 2012)
*Equity 500
*Small Cap	Janus Capital Management LLC
*Mid Value	Janus
*Global	*Growth (formerly Janus Portfolio, Service Shares)
*Growth
(Commenced April 29, 2011)	Neuberger Berman Management LLC
Neuberger Berman
Fidelity Management & Research	*Guardian
Company	*Bond
Fidelity	*Mid-Cap
*Contrafund IC	*Partners
*Contrafund SC	*Regency
*High Income SC
*Inv. Grade Bond IC
*Mid Cap SC
*Overseas IC
*Strategic IC
*Equity Inc. IC
*High Income IC
*Mid Cap IC

FS-46

1.	ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America, Inc., Baillie Gifford
*Nova	Overseas Ltd. and M & G Investment
*NASDAQ	Management Limited
*Precious Metals	Vanguard
*Inv. S&P 500	*International
*Gov. Long Bond
*Sector Rotation	Strauss, LLC
Vanguard
Third Avenue Management LLC	*Diversified
Third Avenue
*Value	The Vangaurd Group. Inc. and
Granahan Investment Management, Inc.
The Vanguard Group. Inc.	Vanguard
Vanguard	*Small Company Growth
*Money Market
*Equity Index	Wells Fargo Funds Management, LLC
*Total Bond	Wells Fargo (formerly Wells Fargo Advantage
*REIT Index	Funds - Variable Trust)
*Mid-Cap	*Discovery (formerly Wells Fargo Advantage
*Stock Market Index	VT Discovery Fund Portfolio, Class 2)
*Opportunity (formerly Wells Fargo Advantage
The Vanguard Group. Inc. and	VT Opportunity Fund Portfolio, Class 2)
Wellington Management Company, LLP
Vanguard	American Century Investment
*Equity Income	Management, Inc.
American Century
Wellington Management Company, LLP,	*Mid Cap
Delaware Investments Fund Advisers and	*International
William Blair & Company, L.L.C.
Vanguard	Franklin Advisers, Inc.
*Growth	Franklin Templeton
*Global Inc.
Wellington Management Company, LLP
Vanguard	Massachusetts Financial Services
*Balanced	Company
*High Yield Bond	MFS
*Utilities IC
*Research
(Commenced March 27, 2015)

FS-47

1.	ORGANIZATION, continued

Calvert Investment Management, Inc.	Pacific Investment Management
(See Note 3)	Company LLC
Summit	Pimco
*Natural	*Commodity
*Zenith	*Total Return
*EAFE Intl.	*Low Duration
*S&P MidCap	(Commenced June 5, 2014)
*S&P 500
(Commenced April 30, 2013)	Dimensional Fund Advisors LP
*Russell Small Cap	DFA
(Commenced April, 30 2014)	*Bond
*Moderate	(Commenced February 8, 2013)
(Commenced May 1, 2014)	*Small
*Mod. Growth	(Commenced March 7, 2011)
(Commenced March 12, 2015)	*Value
*Growth	(Commenced March 7, 2011)
(Commenced April 14, 2015)	*Fixed
(Commenced May 2, 2011)
T. Rowe Price Associates, Inc.	*Large
T. Rowe	(Commenced August 2, 2012)
*Blue Chip	*Targeted
(Commenced February 21, 2012)
Morgan Stanley Investment
Management Inc.
Morgan Stanley
*Emerging Markets

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-48

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-49

3.	RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2015 and 2014, as follows:

	Investment Advisory Fee %	Management/ Administrative Fee %
Calvert:
Balanced	.410	.275
Mid Cap	.650	.250
Summit:
Natural	.550	.100
Zenith	.640	.100
EAFE Intl.	.560	.100
S&P MidCap	.300	.100
S&P 500.250		.100
Russell Small Cap	.350	.100
Moderate	.420	.100
Mod. Growth	.420	.100
Growth	.420	.100

FS-50

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Calvert:
Balanced	$450,436	$547,275
Mid Cap	4,124	23,204

Scudder:
Equity 500	18,533	3,336
Small Cap	121,582	256,518
Mid Value	261,041	117,470
Global	18,135	16,351
Growth	302,201	180,291

Fidelity:
Contrafund IC	888,744	760,314
Contrafund SC	118,031	68,560
High Income SC	41,742	44,758
Inv. Grade Bond IC	229,698	202,481
Mid Cap SC	564,422	571,643
Overseas IC	249,689	98,116
Strategic IC	210,889	115,506
Equity Inc. IC	35,942	25,214
High Income IC	275,407	599,091
Mid Cap IC	43,661	11,880

AIM:
Dividend	288,820	151,786
Health	809,533	316,366
Technology	140,441	228,028
Intl. Growth	241,605	113,129
Franchise	5,037	25,703

Janus:
Growth	11,866	16,259

Neuberger Berman:
Guardian	6,190	1,125
Bond	244,295	181,996
Mid-Cap	1,830,622	27,918
Partners	252,366	183,241
Regency	1,250	14,717

FS-51

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$2,377,182	$2,637,495
NASDAQ	536,167	825,788
Precious Metals	552,331	460,881
Inv. S&P 500	285,243	218,894
Gov. Long Bond	344,015	224,988
Sector Rotation	279,981	282,004

Third Avenue:
Value	203,670	410,685

Vanguard:
Money Market	6,950,854	8,369,149
Equity Index	1,940,867	1,256,912
Total Bond	1,418,636	1,276,825
REIT Index	1,528,831	1,421,767
Mid-Cap	1,396,472	1,294,321
Stock Market Index	1,735,879	2,028,581
Equity Income	984,693	960,927
Growth	1,332,564	989,800
Balanced	1,537,136	747,685
High Yield Bond	263,856	422,749
International	1,564,964	1,279,792
Diversified	504,288	529,055
Small Company Growth	2,130,173	1,140,873

Wells Fargo:
Discovery	328,810	457,237
Opportunity	52,182	54,569

American Century:
Mid Cap	486,768	481,479
International	16,392	18,090

Franklin Templeton:
Global Inc.	326,008	184,870

MFS:
Utilities IC	335,790	463,155
Research	1,152,526	77,572

Summit:
Natural	168,026	202,161
Zenith	29,891	62,912
EAFE Intl.	120,671	80,480
S&P MidCap	10,216	638
S&P 500	235,144	94,784
Russell Small Cap	2,895	1,043

FS-52

4.	PURCHASES AND SALES OF INVESTMENTS, continued
	Purchases	Sales
Summit, continued:
Moderate	$80,890	$53,822
Mod. Growth	334,366	40,134
Growth	6,944	6,598

T. Rowe:
Blue Chip	1,201,074	993,189

Morgan Stanley:
Emerging Markets	492,380	866,196

Pimco:
Commodity	91,155	30,093
Total Return	456,927	358,231
Low Duration	45,955	2,774,550

DFA:
Bond	162,677	31,176
Small	38,934	17,077
Value	98,577	26,447
Fixed	34,950	37,410
Large	411,283	240,346
Targeted	117,182	12,414

FS-53

5.	FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2015, these fees range between .30 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-54

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2015	2.00	3.30	158,205	456,677	0.11	0.60	0.75	(4.56)	(2.92)
2014	2.65	3.39	190,853	566,756	1.94	0.70	0.75	8.78	8.84
2013	2.44	3.12	127,019	362,718	1.15	0.70	0.75	17.12	17.18
2012	2.08	2.66	98,321	240,267	1.26	0.70	0.75	9.68	9.74
2011	1.89	2.43	82,022	186,562	1.48	0.70	0.75	3.84	3.85

Mid Cap
2015	56.64	56.64	2,157	122,164	-	0.75	0.75	(4.00)	(4.00)
2014	59.00	59.00	2,531	149,331	-	0.75	0.75	7.28	7.28
2013	54.99	54.99	2,677	147,192	-	0.75	0.75	28.94	28.94
2012	42.65	42.65	2,922	124,617	-	0.75	0.75	15.88	15.88
2011	36.81	36.81	3,655	134,537	-	0.75	0.75	1.57	1.57

Scudder:
Equity 500
2015	20.57	25.14	9,169	190,512	1.62	0.30	0.60	0.53	0.83
2014	20.40	25.01	7,625	184,703	1.83	0.30	0.60	5.31	12.71
2013	22.19	22.19	7,146	158,561	2.26	0.60	0.60	31.14	31.14
2012	16.92	16.92	10,573	178,898	1.72	0.60	0.60	15.00	15.00
2011	14.71	14.71	10,369	152,554	1.69	0.60	0.60	1.23	1.23

Small Cap
2015	16.48	27.12	39,183	858,293	1.02	0.30	0.75	(5.31)	(3.03)
2014	28.64	29.07	38,657	1,115,292	0.97	0.60	0.75	3.96	4.12
2013	27.55	27.92	45,990	1,274,873	1.58	0.60	0.75	37.61	37.81
2012	20.02	20.26	47,669	960,440	0.90	0.60	0.75	15.38	15.55
2011	17.35	17.53	42,568	742,250	0.92	0.60	0.75	(5.12)	(4.98)

Mid Value
2015	15.94	17.88	19,636	351,225	0.32	0.30	0.75	(7.99)	(2.64)
2014	18.36	18.57	13,504	248,761	0.96	0.60	0.75	4.74	4.90
2013	17.53	17.70	20,659	363,194	1.62	0.60	0.75	34.23	34.43
2012	13.06	13.17	33,063	433,396	1.22	0.60	0.75	12.91	13.08
2011	11.57	11.65	42,440	492,166	1.01	0.60	0.75	(6.78)	(6.64)

Global
2015	11.07	11.14	3,486	38,712	0.75	0.70	0.75	(1.97)	(1.92)
2014	11.30	11.36	3,375	38,271	1.01	0.70	0.75	(0.63)	(0.58)
2013	11.37	11.42	4,714	53,787	0.92	0.70	0.75	21.17	21.23
2012	9.38	9.42	2,597	24,407	2.76	0.70	0.75	8.24	17.71
2011	7.97	8.00	2,499	19,921	1.00	0.70	0.75	(15.02)	(4.82)

FS-55

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Growth
2015	34.40	34.48	4,609	158,795	0.42	0.70	0.75	7.81	7.86
2014	31.91	31.97	1,257	40,100	0.64	0.70	0.75	12.13	12.18
2013	28.41	28.46	801	22,784	1.22	0.60	0.75	0.88	33.64
2012	21.29	21.31	2,974	63,335	0.79	0.70	0.75	15.18	15.24
2011	18.49	18.49	913	16,872	-	0.70	0.75	(11.42)	(11.39)

Fidelity:
Contrafund IC
2015	39.70	58.03	62,953	3,467,295	1.00	0.70	0.75	(0.08)	(0.03)
2014	39.72	58.07	65,833	3,680,157	1.00	0.70	0.75	11.11	11.16
2013	35.73	52.27	70,856	3,493,620	1.16	0.70	0.75	30.31	30.37
2012	27.40	40.11	66,366	2,585,590	1.30	0.70	0.75	15.54	15.60
2011	23.71	34.71	79,528	2,643,167	1.01	0.70	0.75	(3.25)	(3.20)

Contrafund SC
2015	34.33	59.16	14,230	832,279	0.92	0.30	0.60	(3.71)	(0.04)
2014	59.18	59.18	14,544	860,783	0.86	0.60	0.60	11.15	11.15
2013	53.25	53.25	17,351	923,904	0.90	0.60	0.60	30.36	30.36
2012	40.85	40.85	21,565	880,841	1.36	0.60	0.60	15.61	15.61
2011	35.33	35.33	29,372	1,037,725	1.02	0.60	0.60	(3.22)	(3.22)

High Income SC
2015	5.27	14.74	20,597	220,119	6.35	0.30	0.60	(4.71)	(4.33)
2014	15.40	15.40	15,965	245,932	5.81	0.60	0.60	0.47	0.47
2013	15.33	15.33	15,276	234,202	6.59	0.60	0.60	5.24	5.24
2012	14.57	14.57	12,705	185,082	5.62	0.60	0.60	13.51	13.51
2011	12.83	12.83	17,254	221,435	7.04	0.60	0.60	3.31	3.31

Inv. Grade Bond IC
2015	12.68	15.13	31,495	501,869	2.95	0.30	0.75	(1.34)	(1.04)
2014	15.34	24.15	28,258	489,265	2.18	0.60	0.75	5.04	5.20
2013	14.60	22.96	30,690	528,341	2.12	0.60	0.75	(2.51)	(2.36)
2012	14.98	23.52	38,921	671,998	2.22	0.60	0.75	5.11	5.26
2011	14.25	22.34	50,567	818,284	3.47	0.60	0.75	6.54	6.70

Mid Cap SC
2015	36.77	66.65	49,389	3,233,584	0.39	0.30	0.75	(2.23)	0.36
2014	68.17	69.45	54,463	3,721,781	0.16	0.60	0.75	5.41	5.56
2013	64.67	65.79	56,034	3,631,722	0.43	0.60	0.75	35.05	35.25
2012	47.89	48.64	55,340	2,653,071	0.52	0.60	0.75	13.89	14.06
2011	42.05	42.64	63,520	2,678,009	0.14	0.60	0.75	(11.38)	(11.25)

FS-56

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2015	19.35	26.36	29,145	723,793	1.59	0.30	0.75	(6.91)	2.85
2014	25.63	26.04	22,551	566,015	1.23	0.60	0.75	(8.76)	(8.63)
2013	28.09	28.50	33,930	942,877	1.78	0.60	0.75	29.47	29.66
2012	21.70	21.98	24,632	527,358	2.07	0.60	0.75	19.84	20.02
2011	18.11	18.31	27,510	492,742	1.36	0.60	0.75	(17.78)	(17.66)

Strategic IC
2015	10.92	15.11	69,594	1,028,305	2.93	0.30	0.75	(2.72)	(2.36)
2014	14.78	15.48	64,319	982,552	2.63	0.60	0.75	2.83	2.98
2013	14.35	15.05	75,419	1,117,610	4.13	0.60	0.75	(0.46)	(0.31)
2012	14.40	15.12	84,777	1,267,740	4.29	0.60	0.75	9.67	9.84
2011	13.11	13.79	47,552	653,600	5.08	0.60	0.75	3.89	4.04

Equity Inc. IC
2015	30.99	30.99	6,101	189,055	3.20	0.70	0.70	(4.63)	(4.63)
2014	32.49	32.49	6,509	211,488	3.02	0.70	0.70	7.96	7.96
2013	30.10	30.10	5,673	170,744	3.31	0.70	0.70	27.26	27.26
2012	23.65	23.65	4,076	96,405	3.18	0.70	0.70	16.49	16.49
2011	20.30	20.30	11,328	229,995	5.22	0.70	0.70	0.27	0.27

High Income IC
2015	7.57	8.59	22,329	182,863	3.60	0.70	0.75	(4.35)	(4.30)
2014	7.91	8.97	60,998	517,339	7.36	0.70	0.75	0.40	0.45
2013	7.88	8.93	48,462	410,859	8.40	0.70	0.75	5.16	5.21
2012	7.49	8.49	33,693	256,658	5.77	0.70	0.75	13.37	13.43
2011	6.61	7.49	16,072	108,666	16.29	0.70	0.75	3.26	3.31

Mid Cap IC
2015	46.63	46.63	3,650	170,190	0.51	0.70	0.70	(2.08)	(2.08)
2014	47.62	47.62	3,388	161,348	0.30	0.70	0.70	5.55	5.55
2013	45.12	45.12	2,768	124,870	0.39	0.70	0.70	35.28	35.28
2012	33.35	33.35	2,728	90,983	0.43	0.70	0.70	14.03	14.03
2011	29.25	29.25	2,180	63,772	0.22	0.70	0.70	(11.23)	(11.23)

AIM:
Dividend
2015	23.64	24.29	46,951	1,137,659	1.58	0.30	0.75	(0.17)	1.30
2014	23.98	24.11	41,610	999,799	1.72	0.60	0.75	11.99	12.15
2013	21.41	21.50	39,211	840,891	2.98	0.60	0.75	30.06	30.25
2012	16.46	16.50	15,030	247,592	2.15	0.60	0.75	17.84	18.02
2011	13.97	13.98	13,678	191,109	-	0.60	0.75	(8.16)	(8.06)

FS-57

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2015	34.78	45.27	42,454	1,855,924	-	0.30	0.75	(6.41)	2.39
2014	44.21	45.36	33,004	1,474,288	-	0.60	0.75	18.78	18.95
2013	37.22	38.13	32,822	1,233,729	0.82	0.60	0.75	39.49	39.70
2012	26.68	27.30	18,672	503,331	-	0.60	0.75	19.99	20.17
2011	22.24	22.71	16,620	372,820	-	0.60	0.75	3.18	3.33

Technology
2015	21.04	22.46	33,061	739,803	-	0.30	0.75	6.02	6.53
2014	21.18	21.94	39,458	847,719	-	0.60	0.75	10.22	10.39
2013	19.22	19.87	39,281	765,258	-	0.60	0.75	24.21	24.40
2012	15.47	15.98	33,108	515,579	-	0.60	0.75	10.45	10.61
2011	14.01	14.44	40,741	576,176	0.17	0.60	0.75	(5.76)	(5.62)

Intl. Growth
2015	34.01	36.31	32,095	1,153,122	1.53	0.30	0.75	(4.52)	(3.07)
2014	37.10	37.46	28,839	1,071,889	1.60	0.60	0.75	(0.42)	(0.27)
2013	37.20	37.62	27,736	1,033,021	1.19	0.60	0.75	18.13	18.30
2012	31.45	31.84	27,420	866,287	1.53	0.60	0.75	14.67	14.84
2011	27.38	27.77	25,517	701,975	1.24	0.60	0.75	(7.43)	(7.30)

Franchise
2015	56.32	57.33	229	12,881	-	0.60	0.75	4.21	4.72
2014	54.04	54.74	612	33,063	0.02	0.60	0.75	7.63	8.14
2013	50.21	50.62	1,829	92,498	0.45	0.60	0.75	0.87	39.09
2012	36.10	36.10	535	19,318	-	0.75	0.75	(2.99)	(2.99)
2011	-	-	-	-	-	-	-	-	-

Janus:
Growth
2015	40.06	40.06	1,274	51,049	0.65	0.75	0.75	4.56	4.56
2014	38.31	38.31	1,677	64,237	0.36	0.75	0.75	12.15	12.15
2013	34.16	34.16	1,975	67,479	0.77	0.75	0.75	29.37	29.37
2012	26.40	26.40	2,954	78,013	0.55	0.75	0.75	17.70	17.70
2011	22.43	22.43	3,271	73,384	0.58	0.75	0.75	(6.06)	(6.06)

Neuberger Berman:
Guardian
2015	22.86	32.32	787	18,838	0.73	0.30	0.60	(5.55)	(4.20)
2014	34.22	34.22	583	19,947	0.47	0.60	0.60	8.38	8.38
2013	31.57	31.57	572	18,050	0.85	0.60	0.60	37.99	37.99
2012	22.88	22.88	549	12,563	0.30	0.60	0.60	12.05	12.05
2011	20.42	20.42	521	10,631	0.64	0.60	0.60	(3.51)	(3.51)

FS-58

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Bond
2015	10.65	22.98	49,616	1,101,787	1.43	0.30	0.75	(0.56)	(0.36)
2014	16.36	23.11	46,167	1,053,085	1.77	0.60	0.75	(0.14)	0.01
2013	16.35	23.15	40,439	921,517	2.24	0.60	0.75	(0.13)	0.01
2012	16.35	23.18	42,146	973,917	3.18	0.60	0.75	3.82	3.96
2011	15.73	22.32	45,190	985,427	4.34	0.60	0.75	(0.46)	(0.31)

Mid-Cap
2015	22.70	22.72	75,928	1,743,194	-	0.30	0.75	(4.19)	(3.96)
2014	40.31	40.31	413	16,653	-	0.60	0.60	6.94	6.94
2013	37.69	37.69	446	16,825	-	0.60	0.60	31.82	31.82
2012	28.59	28.59	473	13,518	-	0.60	0.60	11.75	11.75
2011	25.59	25.59	491	12,557	-	0.60	0.60	(0.13)	(0.13)

Partners
2015	42.32	42.32	48,527	2,053,896	0.76	0.75	0.75	(12.46)	(12.46)
2014	48.35	48.35	50,760	2,454,243	0.75	0.75	0.75	9.03	9.03
2013	44.34	44.34	52,168	2,313,353	1.16	0.75	0.75	30.16	30.16
2012	34.07	34.07	56,572	1,927,366	0.41	0.75	0.75	15.73	15.73
2011	29.44	29.44	77,020	2,267,426	-	0.75	0.75	(11.99)	(11.99)

Regency
2015	23.75	23.75	436	10,362	0.57	0.75	0.75	(9.02)	(9.02)
2014	26.11	26.11	958	25,013	1.10	0.75	0.75	12.99	12.99
2013	23.10	23.10	567	13,097	0.73	0.75	0.75	36.03	36.03
2012	16.99	16.99	1,103	18,731	0.62	0.75	0.75	14.66	14.66
2011	14.81	14.81	1,121	16,611	0.48	0.75	0.75	(7.19)	(7.19)

Rydex:
Nova
2015	21.28	151.35	20,395	439,255	-	0.60	0.75	(1.50)	(1.46)
2014	21.60	153.66	32,724	711,620	0.09	0.60	0.75	17.60	17.70
2013	18.35	130.67	30,661	566,353	0.13	0.60	0.75	40.85	47.88
2012	12.41	12.41	20,567	255,172	-	0.75	0.75	21.33	21.33
2011	10.23	10.23	30,011	306,880	0.06	0.75	0.75	(1.77)	(1.77)

NASDAQ
2015	36.38	36.51	36,187	1,320,599	-	0.30	0.75	6.88	7.43
2014	33.97	33.98	46,919	1,594,320	-	0.60	0.75	16.57	16.75
2013	29.10	29.15	48,255	1,406,478	-	0.60	0.75	33.62	33.82
2012	21.74	21.82	45,203	985,851	-	0.60	0.75	15.90	16.07
2011	18.73	18.82	61,398	1,155,367	-	0.60	0.75	1.40	1.56

FS-59

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2015	3.81	19.18	167,029	663,426	6.91	0.30	0.75	(33.15)	(30.89)
2014	5.51	5.65	165,700	925,118	0.14	0.60	0.75	(17.96)	(17.84)
2013	6.72	6.88	140,909	956,152	0.96	0.60	0.75	(46.50)	(46.42)
2012	12.55	12.84	138,795	1,763,828	-	0.60	0.75	(4.82)	(4.67)
2011	13.19	13.47	123,289	1,634,374	0.07	0.60	0.75	(24.73)	(24.61)

Inv. S&P 500
2015	1.85	1.85	89,568	165,974	-	0.75	0.75	(5.15)	(5.15)
2014	1.95	16.69	57,934	113,179	-	0.60	0.75	(15.09)	(3.33)
2013	2.10	2.30	51,195	117,788	-	0.60	0.75	(27.06)	(26.59)
2012	2.87	3.15	113,083	356,673	-	0.60	0.75	(17.60)	(17.43)
2011	3.47	3.83	132,017	505,293	-	0.60	0.75	(9.72)	(9.67)

Gov. Long Bond
2015	26.03	26.36	12,224	321,319	0.84	0.60	0.75	(5.80)	(5.66)
2014	27.59	27.98	11,294	314,902	0.72	0.60	0.75	33.67	33.86
2013	20.61	20.94	4,671	97,662	0.81	0.60	0.75	(18.86)	(18.74)
2012	25.36	25.80	5,846	150,655	0.73	0.60	0.75	2.25	2.41
2011	24.77	25.23	6,498	163,778	1.86	0.60	0.75	40.46	40.67

Sector Rotation
2015	14.55	14.55	1,028	14,955	-	0.70	0.70	0.56	0.56
2014	14.47	14.47	1,447	20,936	-	0.70	0.70	2.08	2.08
2013	14.18	14.18	2,564	36,339	-	0.70	0.70	16.64	16.64
2012	12.15	12.15	101	1,231	-	0.70	0.70	3.70	3.70
2011	11.72	11.72	84	985	-	0.70	0.70	(7.21)	(7.21)

Third Avenue:
Value
2015	14.74	31.63	91,486	2,749,103	3.31	0.30	0.75	(9.57)	(6.08)
2014	34.98	35.71	99,318	3,337,948	2.90	0.60	0.75	3.60	3.76
2013	33.76	34.41	106,248	3,388,906	3.27	0.60	0.75	18.08	18.26
2012	28.59	29.10	129,996	3,509,861	0.88	0.60	0.75	26.38	26.57
2011	22.62	22.99	128,551	2,847,093	1.70	0.60	0.75	(21.89)	(21.78)

Vanguard:
Money Market
2015	1.00	1.46	9,929,321	12,515,558	0.15	0.30	0.75	(0.60)	(0.15)
2014	1.00	1.47	10,753,494	13,933,853	0.09	0.30	0.75	(0.65)	(0.04)
2013	1.17	1.48	10,048,527	13,157,183	0.10	0.60	0.75	(0.64)	(0.49)
2012	1.18	1.49	7,105,978	10,257,213	0.14	0.60	0.75	(0.60)	(0.45)
2011	1.18	1.50	8,333,667	11,900,840	0.16	0.60	0.75	(0.58)	(0.43)

FS-60

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Equity Index
2015	34.76	66.53	296,156	18,757,471	1.65	0.30	0.75	0.51	0.96
2014	34.43	66.19	287,711	18,732,769	1.85	0.30	0.75	1.19	12.66
2013	56.22	58.75	346,953	20,260,497	1.83	0.60	0.75	31.20	31.39
2012	42.79	44.78	391,947	17,461,890	1.89	0.60	0.75	14.99	15.16
2011	37.15	38.94	405,381	15,714,817	1.67	0.60	0.75	1.18	1.33

Total Bond
2015	11.77	25.04	263,026	5,461,343	2.34	0.30	0.75	(1.79)	(0.41)
2014	19.27	25.15	246,381	5,451,680	2.62	0.60	0.75	5.10	5.26
2013	18.31	23.93	260,306	5,654,348	2.81	0.60	0.75	(3.02)	(2.87)
2012	18.85	24.67	313,801	7,211,254	2.65	0.60	0.75	3.25	3.40
2011	18.23	23.90	285,916	6,536,877	3.26	0.60	0.75	6.84	7.01

REIT Index
2015	13.74	48.48	140,544	5,625,947	1.80	0.30	0.75	0.59	1.46
2014	47.78	48.82	133,033	5,700,013	3.30	0.60	0.75	29.14	29.33
2013	37.00	37.75	137,389	4,569,644	2.01	0.60	0.75	1.57	1.72
2012	36.43	37.11	139,892	4,685,680	1.92	0.60	0.75	16.58	16.76
2011	31.24	31.78	104,340	3,137,584	1.72	0.60	0.75	7.63	7.79

Mid-Cap
2015	22.10	39.43	160,133	5,783,141	1.20	0.30	0.75	(2.17)	0.05
2014	40.31	41.14	155,048	6,149,597	0.92	0.60	0.75	12.75	12.92
2013	35.75	36.44	153,422	5,395,273	1.03	0.60	0.75	33.92	34.12
2012	26.69	27.17	138,335	3,628,143	1.14	0.60	0.75	14.95	15.12
2011	23.22	23.60	145,955	3,338,271	1.03	0.60	0.75	(2.76)	(2.62)

Stock Market Index
2015	54.95	55.86	144,086	7,621,328	1.32	0.60	0.75	(0.38)	(0.23)
2014	55.16	55.99	155,461	8,218,708	1.28	0.60	0.75	11.46	11.63
2013	49.49	50.16	132,820	6,476,808	1.31	0.60	0.75	32.29	32.49
2012	37.41	37.86	103,693	3,817,991	1.58	0.60	0.75	15.46	15.63
2011	32.40	32.74	105,609	3,394,558	1.31	0.60	0.75	0.08	0.23

Equity Income
2015	23.17	58.56	146,018	8,088,863	2.62	0.30	0.75	0.10	1.42
2014	48.86	58.51	153,748	8,715,840	2.37	0.60	0.75	10.58	10.74
2013	44.12	52.91	155,176	7,953,463	2.40	0.60	0.75	29.08	29.27
2012	34.13	40.99	171,021	6,721,904	2.42	0.60	0.75	12.55	12.72
2011	30.28	36.42	174,241	6,041,106	2.32	0.60	0.75	9.45	9.61

FS-61

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Growth
2015	25.01	38.05	258,446	9,430,366	0.58	0.30	0.75	7.17	7.65
2014	23.23	35.50	270,992	9,290,829	0.42	0.30	0.75	1.22	12.94
2013	21.63	31.43	274,714	8,441,994	0.48	0.60	0.75	34.28	34.48
2012	16.08	23.41	280,351	6,424,990	0.45	0.60	0.75	17.54	17.72
2011	13.66	19.92	325,600	6,361,720	0.64	0.60	0.75	(1.56)	(1.43)

Balanced
2015	29.68	62.16	132,022	7,987,736	2.38	0.70	0.75	(0.65)	(0.60)
2014	29.86	62.57	128,616	7,747,815	2.24	0.70	0.75	9.02	9.08
2013	27.37	57.39	127,917	7,224,833	2.40	0.70	0.75	18.99	19.05
2012	22.99	48.23	127,447	6,086,223	2.91	0.70	0.75	11.72	11.77
2011	20.57	43.17	129,526	5,558,470	2.61	0.70	0.75	2.93	2.98

High Yield Bond
2015	17.32	24.91	79,354	1,811,333	5.26	0.60	0.75	(2.31)	(2.17)
2014	17.70	25.50	89,288	2,105,960	5.17	0.60	0.75	3.63	3.78
2013	17.05	24.61	84,577	1,929,149	5.73	0.60	0.75	3.57	3.72
2012	16.44	23.76	133,628	2,687,237	5.30	0.60	0.75	13.44	13.61
2011	14.47	20.95	109,765	2,079,606	7.29	0.60	0.75	6.14	6.30

International
2015	20.41	33.38	334,058	10,547,455	1.87	0.30	0.75	(1.51)	1.30
2014	28.88	33.89	332,109	10,703,239	1.44	0.60	0.75	(6.75)	(6.62)
2013	30.93	36.34	326,760	11,552,125	1.45	0.60	0.75	22.34	22.52
2012	25.24	29.71	354,919	10,253,294	2.08	0.60	0.75	19.24	19.42
2011	21.14	24.91	389,247	9,497,171	1.59	0.60	0.75	(14.17)	(14.05)

Diversified
2015	18.14	25.62	134,311	3,340,715	2.65	0.30	0.75	(3.18)	(0.72)
2014	26.46	27.06	143,843	3,783,344	2.22	0.60	0.75	9.01	9.18
2013	24.28	24.78	153,389	3,702,034	2.12	0.60	0.75	28.43	28.62
2012	18.90	19.27	156,512	2,937,936	2.30	0.60	0.75	15.63	15.80
2011	16.35	16.64	160,304	2,607,988	2.10	0.60	0.75	3.25	3.30

Small Company Growth
2015	23.41	58.13	191,266	10,208,901	0.36	0.30	0.75	(3.48)	(2.08)
2014	44.53	60.22	189,977	10,782,801	0.29	0.60	0.75	2.61	2.76
2013	43.34	58.69	200,176	11,114,093	0.66	0.60	0.75	45.45	45.67
2012	29.75	40.35	199,220	7,694,122	0.23	0.60	0.75	13.79	13.96
2011	26.10	35.46	197,897	6,694,318	0.19	0.60	0.75	0.61	0.76

FS-62

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Wells Fargo:
Discovery
2015	33.02	35.16	10,144	334,941	-	0.60	0.75	(2.20)	(1.83)
2014	33.76	35.82	15,496	527,811	-	0.60	0.75	(0.39)	(0.24)
2013	33.89	35.90	20,012	683,924	0.01	0.60	0.75	42.73	42.95
2012	23.75	25.12	14,231	338,392	-	0.60	0.75	9.52	16.85
2011	20.32	20.71	12,624	256,912	-	0.60	0.75	(0.32)	(0.18)

Opportunity
2015	25.03	52.84	7,942	395,646	0.13	0.30	0.75	(3.81)	6.06
2014	47.59	54.93	8,496	456,142	0.06	0.60	0.75	9.60	9.77
2013	43.35	50.12	9,144	448,713	0.19	0.60	0.75	29.70	29.90
2012	33.37	38.64	8,985	339,927	0.10	0.60	0.75	14.66	14.83
2011	29.06	33.70	8,619	284,291	0.13	0.60	0.75	(6.22)	(6.08)

American Century:
Mid Cap
2015	18.49	24.73	22,358	543,209	1.51	0.30	0.75	(2.23)	(2.17)
2014	24.18	25.28	23,482	591,058	1.16	0.60	0.75	15.56	15.73
2013	20.89	21.88	22,868	498,768	1.33	0.60	0.75	29.15	29.34
2012	16.15	16.94	10,651	179,917	2.07	0.60	0.75	15.46	15.63
2011	13.97	14.67	9,759	142,754	1.04	0.60	0.75	(3.23)	(1.24)

International
2015	10.56	10.56	4,506	47,571	0.33	0.75	0.75	0.01	0.01
2014	10.56	10.56	4,693	49,541	1.13	0.75	0.75	(6.21)	(6.21)
2013	11.26	11.26	5,861	65,976	1.03	0.75	0.75	21.50	21.50
2012	9.26	9.26	2,294	21,255	0.98	0.75	0.75	20.25	20.25
2011	7.70	7.70	3,430	26,425	1.84	0.75	0.75	(12.70)	(12.70)

Franklin Templeton:
Global Inc.
2015	17.18	25.72	55,909	1,381,193	7.81	0.30	0.75	(6.38)	(5.02)
2014	26.37	27.08	52,953	1,418,561	4.86	0.60	0.75	1.07	1.23
2013	26.05	26.80	45,919	1,218,553	4.38	0.60	0.75	0.87	1.02
2012	25.79	26.56	40,899	1,071,818	5.90	0.60	0.75	14.20	14.38
2011	22.55	23.26	36,951	852,003	5.08	0.60	0.75	(1.62)	(1.46)

FS-63

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2015	28.97	36.75	17,197	611,878	4.14	0.30	0.75	(16.73)	(15.16)
2014	43.32	43.89	21,222	923,514	1.76	0.60	0.75	11.89	12.06
2013	38.71	39.17	14,622	568,071	2.95	0.60	0.75	19.62	19.80
2012	32.36	32.69	11,033	358,480	10.83	0.60	0.75	12.63	12.80
2011	28.73	28.98	7,553	217,411	2.34	0.60	0.75	5.99	6.15

Research
2015	14.19	14.26	67,653	960,742	2.01	0.30	0.75	(8.67)	(7.97)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Summit:
Natural
2015	31.88	32.23	16,746	537,405	0.29	0.30	0.75	(26.11)	(25.42)
2014	42.74	43.36	17,348	745,217	0.10	0.60	0.75	(16.25)	(16.13)
2013	51.04	51.70	14,102	723,158	-	0.60	0.75	(0.03)	0.12
2012	51.05	51.64	16,977	869,128	0.02	0.60	0.75	4.11	4.27
2011	49.04	49.52	18,247	896,092	0.31	0.60	0.75	(10.80)	(10.67)

Zenith
2015	86.79	102.47	2,801	286,377	0.17	0.30	0.75	(7.29)	(3.03)
2014	110.52	110.53	3,245	358,614	1.40	0.60	0.75	8.00	8.07
2013	102.27	102.34	3,615	369,715	1.80	0.60	0.75	31.31	31.39
2012	77.84	77.94	3,177	247,325	1.88	0.60	0.75	16.10	16.17
2011	67.00	67.13	3,187	213,543	2.05	0.60	0.75	(2.45)	(2.41)

EAFE Intl.
2015	76.93	82.53	3,951	327,574	0.25	0.30	0.75	(8.90)	(2.34)
2014	84.51	85.41	3,500	297,425	2.35	0.60	0.75	(7.13)	(6.99)
2013	91.00	91.83	3,335	304,967	2.36	0.60	0.75	19.84	20.02
2012	75.93	76.51	3,429	261,414	2.47	0.60	0.75	16.44	16.62
2011	65.21	65.61	2,218	144,647	2.71	0.60	0.75	(13.36)	(13.05)

S&P MidCap
2015	107.81	107.81	670	72,274	0.10	0.60	0.60	(3.26)	(3.26)
2014	111.44	111.44	595	66,351	1.03	0.60	0.60	8.61	8.61
2013	102.61	102.61	568	58,323	0.95	0.60	0.60	32.03	32.03
2012	77.72	77.72	538	41,849	1.02	0.60	0.60	16.60	16.60
2011	66.65	66.65	496	33,092	0.72	0.60	0.60	(2.82)	(2.82)

FS-64

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2015	128.00	128.51	5,840	748,322	0.19	0.60	0.75	0.22	0.37
2014	127.71	128.03	4,806	614,171	2.01	0.60	0.75	12.37	12.54
2013	113.65	113.77	3,224	366,476	2.17	0.60	0.75	16.54	16.66
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Russell Small Cap
2015	71.83	80.49	569	43,955	0.15	0.30	0.60	(5.76)	4.30
2014	85.41	85.41	537	45,877	0.59	0.60	0.60	6.91	6.91
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Moderate
2015	15.79	15.87	11,766	186,476	1.38	0.30	0.75	(2.27)	(1.96)
2014	16.19	16.22	10,193	165,131	1.34	0.60	0.75	1.26	3.84
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Mod. Growth
2015	15.75	15.79	17,594	278,006	1.52	0.60	0.75	(5.75)	(5.42)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Growth
2015	15.99	15.99	-	-	-	0.70	0.70	(5.22)	(5.22)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2015	21.81	22.96	134,523	2,951,745	-	0.30	0.75	4.37	10.22
2014	19.79	20.00	124,779	2,477,606	-	0.60	0.75	8.36	8.52
2013	18.26	18.43	116,715	2,138,121	0.04	0.60	0.75	40.10	40.31
2012	13.03	13.13	83,752	1,093,821	0.15	0.60	0.75	17.38	17.55
2011	11.10	11.17	75,852	843,660	-	0.60	0.75	0.81	0.91

FS-65

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2015	12.37	16.64	106,552	1,604,281	0.77	0.30	0.75	(11.36)	(9.68)
2014	18.78	18.99	129,320	2,193,314	0.39	0.60	0.75	(5.20)	(5.06)
2013	19.81	20.00	99,469	1,832,549	1.38	0.60	0.75	(1.76)	(1.62)
2012	20.16	20.33	98,534	1,877,355	-	0.60	0.75	19.05	19.23
2011	16.94	17.05	115,039	1,877,587	0.40	0.60	0.75	(18.82)	(18.70)

Pimco:
Commodity
2015	3.45	5.88	44,815	260,999	4.48	0.30	0.75	(26.26)	(14.79)
2014	7.97	7.99	36,391	291,746	0.36	0.60	0.75	(19.03)	(18.91)
2013	9.84	9.85	38,286	378,841	1.80	0.60	0.75	(15.34)	(15.21)
2012	11.62	11.63	44,643	520,944	2.76	0.60	0.75	4.60	4.76
2011	11.09	11.11	48,741	543,198	14.06	0.60	0.75	(8.25)	(8.11)

Total Return
2015	11.20	13.81	119,037	1,641,906	5.14	0.30	0.75	(1.53)	(0.30)
2014	13.85	13.87	117,842	1,632,702	2.17	0.60	0.75	3.50	3.66
2013	13.38	13.38	140,159	1,876,375	2.16	0.60	0.75	(2.69)	(2.55)
2012	13.73	13.75	163,278	2,245,352	2.57	0.60	0.75	8.78	8.94
2011	12.61	12.64	133,547	1,687,412	2.64	0.60	0.75	2.83	2.99

Low Duration
2015	10.57	10.57	2,124	22,449	1.79	0.75	0.75	(0.39)	(0.39)
2014	10.61	10.61	259,604	2,754,199	0.71	0.75	0.75	(0.76)	(0.76)
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

DFA:
Bond
2015	11.83	11.83	16,975	200,787	1.33	0.70	0.70	0.84	0.84
2014	11.73	11.73	5,930	69,560	3.98	0.70	0.70	2.17	2.17
2013	11.48	11.48	1,100	12,631	0.51	0.70	0.70	(0.70)	(0.70)
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Small
2015	14.03	14.03	4,668	65,495	2.22	0.70	0.70	5.08	5.08
2014	13.35	13.35	3,401	45,410	1.98	0.70	0.70	(6.43)	(6.43)
2013	14.27	14.27	1,451	20,709	0.63	0.70	0.70	26.19	26.19
2012	11.31	11.31	433	4,897	0.83	0.70	0.70	18.58	18.58
2011	9.54	9.54	2,276	21,704	5.54	0.70	0.70	(18.62)	(18.62)

FS-66

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Value
2015	12.11	12.11	14,238	172,441	3.46	0.70	0.70	(7.61)	(7.61)
2014	13.11	13.11	9,166	120,155	4.23	0.70	0.70	(7.80)	(7.80)
2013	14.22	14.22	6,660	94,695	1.53	0.70	0.70	20.81	20.81
2012	11.77	11.77	3,922	46,157	3.73	0.70	0.70	16.17	16.17
2011	10.13	10.13	2,816	28,529	6.62	0.70	0.70	(22.41)	(22.41)

Fixed
2015	10.04	10.04	3,985	40,021	0.27	0.70	0.70	(0.40)	(0.40)
2014	10.08	10.08	4,216	42,501	0.21	0.70	0.70	(0.55)	(0.55)
2013	10.14	10.14	5,246	53,181	0.44	0.70	0.70	(0.44)	(0.44)
2012	10.18	10.18	271	2,758	0.04	0.70	0.70	0.21	0.21
2011	10.17	10.17	174	1,767	0.51	0.70	0.70	(0.33)	(0.33)

Large
2015	25.47	25.47	9,706	247,217	2.65	0.70	0.70	(4.08)	(4.08)
2014	26.55	26.55	3,831	101,720	1.53	0.70	0.70	8.33	8.33
2013	24.51	24.51	2,699	66,164	2.69	0.70	0.70	39.84	39.84
2012	17.53	17.53	9,425	165,208	0.01	0.70	0.70	12.19	12.19
2011	-	-	-	-	-	-	-	-	-

Targeted
2015	18.34	18.34	7,833	143,675	1.96	0.70	0.70	(5.89)	(5.89)
2014	19.49	19.49	3,128	60,957	0.34	0.70	0.70	2.99	2.99
2013	18.93	18.93	6,650	125,851	0.54	0.70	0.70	43.62	43.62
2012	13.18	13.18	156	2,058	0.35	0.70	0.70	10.36	10.36
2011	-	-	-	-	-	-	-	-	-

FS-67

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2015	2014
Calvert:
Balanced
Units issued	335,485	242,426
Units redeemed	(368,133)	(178,592)
Net increase(decrease)	(32,648)	63,834

Mid Cap
Units issued	-	-
Units redeemed	(374)	(146)
Net increase(decrease)	(374)	(146)

Scudder:
Equity 500
Units issued	7,517	1,614
Units redeemed	(5,973)	(1,135)
Net increase(decrease)	1,544	479

Small Cap
Units issued	27,225	16,097
Units redeemed	(26,699)	(23,430)
Net increase(decrease)	526	(7,333)

Mid Value
Units issued	33,696	22,014
Units redeemed	(27,564)	(29,169)
Net increase(decrease)	6,132	(7,155)

Global
Units issued	3,277	1,825
Units redeemed	(3,166)	(3,164)
Net increase(decrease)	111	(1,339)

Growth
Units issued	9,549	10,678
Units redeemed	(6,197)	(10,222)
Net increase(decrease)	3,352	456

Fidelity:
Contrafund IC
Units issued	35,915	35,879
Units redeemed	(38,795)	(40,902)
Net increase(decrease)	(2,880)	(5,023)

FS-68

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Contrafund SC
Units issued	7,880	7,813
Units redeemed	(8,194)	(10,620)
Net increase(decrease)	(314)	(2,807)

High Income SC
Units issued	32,836	13,634
Units redeemed	(28,204)	(12,945)
Net increase(decrease)	4,632	689

Inv. Grade Bond IC
Units issued	78,887	81,705
Units redeemed	(75,650)	(84,137)
Net increase(decrease)	3,237	(2,432)

Mid Cap SC
Units issued	38,058	35,673
Units redeemed	(43,132)	(37,244)
Net increase(decrease)	(5,074)	(1,571)

Overseas IC
Units issued	26,478	23,017
Units redeemed	(19,884)	(34,396)
Net increase(decrease)	6,594	(11,379)

Strategic IC
Units issued	94,026	89,084
Units redeemed	(88,751)	(100,184)
Net increase(decrease)	5,275	(11,100)

Equity Inc. IC
Units issued	1,932	1,478
Units redeemed	(2,340)	(642)
Net increase(decrease)	(408)	836

High Income IC
Units issued	141,477	191,970
Units redeemed	(180,146)	(179,434)
Net increase(decrease)	(38,669)	12,536

FS-69

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Mid Cap IC
Units issued	3,222	3,341
Units redeemed	(2,960)	(2,721)
Net increase(decrease)	262	620

AIM:
Dividend
Units issued	34,656	12,246
Units redeemed	(29,315)	(9,847)
Net increase(decrease)	5,341	2,399

Health
Units issued	26,938	6,480
Units redeemed	(17,488)	(6,298)
Net increase(decrease)	9,450	182

Technology
Units issued	15,178	6,704
Units redeemed	(21,575)	(6,527)
Net increase(decrease)	(6,397)	177

Intl. Growth
Units issued	60,807	71,072
Units redeemed	(57,551)	(69,969)
Net increase(decrease)	3,256	1,103

Franchise
Units issued	131	547
Units redeemed	(514)	(1,764)
Net increase(decrease)	(383)	(1,217)

Janus:
Growth
Units issued	-	1
Units redeemed	(403)	(299)
Net increase(decrease)	(403)	(298)

Neuberger Berman:
Guardian
Units issued	745	33
Units redeemed	(541)	(22)
Net increase(decrease)	204	11

FS-70

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Neuberger Berman, continued:
Bond
Units issued	22,151	24,895
Units redeemed	(18,702)	(19,167)
Net increase(decrease)	3,449	5,728

Mid-Cap
Units issued	78,858	44
Units redeemed	(3,343)	(77)
Net increase(decrease)	75,515	(33)

Partners
Units issued	13,333	13,771
Units redeemed	(15,566)	(15,179)
Net increase(decrease)	(2,233)	(1,408)

Regency
Units issued	237	833
Units redeemed	(759)	(442)
Net increase(decrease)	(522)	391

Rydex:
Nova
Units issued	125,375	161,651
Units redeemed	(137,704)	(159,588)
Net increase(decrease)	(12,329)	2,063

NASDAQ
Units issued	20,340	38,969
Units redeemed	(31,072)	(40,305)
Net increase(decrease)	(10,732)	(1,336)

Precious Metals
Units issued	341,644	200,170
Units redeemed	(340,315)	(175,379)
Net increase(decrease)	1,329	24,791

Inv. S&P 500
Units issued	161,223	138,903
Units redeemed	(129,589)	(132,164)
Net increase(decrease)	31,634	6,739

FS-71

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Rydex, continued:
Gov. Long Bond
Units issued	13,503	10,067
Units redeemed	(12,573)	(3,444)
Net increase(decrease)	930	6,623

Sector Rotation
Units issued	18,780	1,240
Units redeemed	(19,199)	(2,357)
Net increase(decrease)	(419)	(1,117)

Third Avenue:
Value
Units issued	85,742	75,470
Units redeemed	(93,574)	(82,400)
Net increase(decrease)	(7,832)	(6,930)

Vanguard:
Money Market
Units issued	9,789,461	18,993,678
Units redeemed	(10,613,634)	(18,288,711)
Net increase(decrease)	(824,173)	704,967

Equity Index
Units issued	137,227	119,527
Units redeemed	(128,782)	(178,769)
Net increase(decrease)	8,445	(59,242)

Total Bond
Units issued	320,287	246,053
Units redeemed	(303,642)	(259,978)
Net increase(decrease)	16,645	(13,925)

REIT Index
Units issued	183,728	172,498
Units redeemed	(176,217)	(176,854)
Net increase(decrease)	7,511	(4,356)

Mid-Cap
Units issued	129,621	98,743
Units redeemed	(124,536)	(97,117)
Net increase(decrease)	5,085	1,626

FS-72

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Vanguard, continued:
Stock Market Index
Units issued	121,845	123,079
Units redeemed	(133,220)	(100,438)
Net increase(decrease)	(11,375)	22,641

Equity Income
Units issued	53,573	46,722
Units redeemed	(61,303)	(48,150)
Net increase(decrease)	(7,730)	(1,428)

Growth
Units issued	71,768	77,838
Units redeemed	(84,314)	(81,560)
Net increase(decrease)	(12,546)	(3,722)

Balanced
Units issued	48,012	40,842
Units redeemed	(44,606)	(40,143)
Net increase(decrease)	3,406	699

High Yield Bond
Units issued	42,482	56,860
Units redeemed	(52,416)	(52,149)
Net increase(decrease)	(9,934)	4,711

International
Units issued	264,882	223,000
Units redeemed	(262,933)	(217,651)
Net increase(decrease)	1,949	5,349

Diversified
Units issued	141,711	132,183
Units redeemed	(151,243)	(141,729)
Net increase(decrease)	(9,532)	(9,546)

Small Company Growth
Units issued	124,889	104,732
Units redeemed	(123,600)	(114,931)
Net increase(decrease)	1,289	(10,199)

FS-73

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Wells Fargo:
Discovery
Units issued	11,926	10,806
Units redeemed	(17,278)	(15,322)
Net increase(decrease)	(5,352)	(4,516)

Opportunity
Units issued	5,311	7,007
Units redeemed	(5,865)	(7,655)
Net increase(decrease)	(554)	(648)

American Century:
Mid Cap
Units issued	44,379	19,179
Units redeemed	(45,503)	(18,565)
Net increase(decrease)	(1,124)	614

International
Units issued	5,165	5,407
Units redeemed	(5,352)	(6,575)
Net increase(decrease)	(187)	(1,168)

Franklin Templeton:
Global Inc.
Units issued	72,014	38,648
Units redeemed	(69,058)	(31,614)
Net increase(decrease)	2,956	7,034

MFS:
Utilities IC
Units issued	14,470	34,233
Units redeemed	(18,495)	(27,633)
Net increase(decrease)	(4,025)	6,600

Research
Units issued	247,895	-
Units redeemed	(180,242)	-
Net increase(decrease)	67,653	-

Summit:
Natural
Units issued	42,326	36,093
Units redeemed	(42,928)	(32,847)
Net increase(decrease)	(602)	3,246

FS-74

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Summit continued:
Zenith
Units issued	779	624
Units redeemed	(1,223)	(994)
Net increase(decrease)	(444)	(370)

EAFE Intl.
Units issued	6,189	4,709
Units redeemed	(5,738)	(4,544)
Net increase(decrease)	451	165

S&P MidCap
Units issued	77	29
Units redeemed	(2)	(2)
Net increase(decrease)	75	27

S&P 500
Units issued	5,918	5,648
Units redeemed	(4,884)	(4,066)
Net increase(decrease)	1,034	1,582

Russell Small Cap
Units issued	231	543
Units redeemed	(199)	(6)
Net increase(decrease)	32	537

Moderate
Units issued	44,317	23,346
Units redeemed	(42,744)	(13,153)
Net increase(decrease)	1,573	10,193

Mod. Growth
Units issued	44,398	-
Units redeemed	(26,804)	-
Net increase(decrease)	17,594	-

Growth
Units issued	403	-
Units redeemed	(403)	-
Net increase(decrease)	-	-

FS-75

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
T. Rowe:
Blue Chip
Units issued	201,769	140,644
Units redeemed	(192,025)	(132,580)
Net increase(decrease)	9,744	8,064

Morgan Stanley:
Emerging Markets
Units issued	247,212	295,277
Units redeemed	(269,980)	(265,426)
Net increase(decrease)	(22,768)	29,851

Pimco:
Commodity
Units issued	86,820	63,654
Units redeemed	(78,396)	(65,549)
Net increase(decrease)	8,424	(1,895)

Total Return
Units issued	171,604	153,054
Units redeemed	(170,409)	(175,371)
Net increase(decrease)	1,195	(22,317)

Low Duration
Units issued	3,831	262,263
Units redeemed	(261,311)	(2,659)
Net increase(decrease)	(257,480)	259,604

DFA:
Bond
Units issued	15,921	5,098
Units redeemed	(4,876)	(268)
Net increase(decrease)	11,045	4,830

Small
Units issued	10,719	15,426
Units redeemed	(9,452)	(13,476)
Net increase(decrease)	1,267	1,950

Value
Units issued	42,548	28,553
Units redeemed	(37,476)	(26,047)
Net increase(decrease)	5,072	2,506

FS-76

6. CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
DFA, continued:
Fixed
Units issued	5,187	7,449
Units redeemed	(5,418)	(8,479)
Net increase(decrease)	(231)	(1,030)

Large
Units issued	27,824	9,979
Units redeemed	(21,949)	(8,847)
Net increase(decrease)	5,875	1,132

Targeted
Units issued	10,285	48,603
Units redeemed	(5,580)	(52,125)
Net increase(decrease)	4,705	(3,522)

FS-77

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.

1

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2016

2

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2015	2014
Bonds	$8,294,037	$6,970,047
Preferred stocks	8,402	1,815
Common stocks	561,439	569,575
Mortgage loans	1,458,519	1,402,651
Real estate:
Properties occupied by the company	42,817	39,937
Properties held for the production of income	5,733	23,918
Properties held for sale	12,663	8,993
Cash, cash equivalents, and short-term investments	238,676	158,315
Loans on insurance contracts	520,163	339,893
Other investments	257,089	224,496
Total Cash and Invested Assets	11,399,538	9,739,640

Investment income due and accrued	103,072	79,876
Deferred and uncollected premiums	96,755	87,389
Net deferred income tax asset	100,335	84,805
Funds held under coinsurance - affiliate	44,918	45,445
Other admitted assets	125,559	104,854
Separate account assets	6,278,575	6,679,996
Total Admitted Assets	$18,148,752	$16,822,005

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$8,829,794	$7,341,702
Deposit-type funds	857,978	672,362
Reserves for unpaid claims	80,820	70,571
Dividends payable to policyholders	42,669	24,391
Interest maintenance reserve	89,674	29,536
Accrued commissions, expenses and insurance taxes	82,724	80,875
Accrued separate account transfers	(61,394)	(73,224)
Federal income taxes payable	44,864	674
Asset valuation reserve	153,917	150,223
Liabilities for employee benefits	81,675	85,651
Other liabilities	155,929	135,790
Separate account liabilities	6,278,575	6,679,996
Total Liabilities	16,637,225	15,198,547

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Surplus notes	49,906	49,897
Special surplus - Affordable Care Act fee assessment	10,300	10,900
Unassigned surplus	991,383	1,102,723
Total Capital and Surplus	1,511,527	1,623,458
Total Liabilities, Capital and Surplus	$18,148,752	$16,822,005

The accompanying notes are an integral part of these statutory basis financial statements.

3

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Premiums and Other Revenue
Premium income, net	$3,360,915	$2,121,191	$1,867,227
Net investment income	437,296	461,747	415,433
Commissions and expense allowances on reinsurance ceded	21,486	23,156	21,893
Modco reinsurance adjustment – affiliate	(20,347)	(19,210)	159,136
Income from fees associated with separate accounts	52,491	53,746	52,373
Miscellaneous income	24,977	24,921	24,070
Total Premiums and Other Revenue	3,876,818	2,665,551	2,540,132

Expenses
Benefits to policyholders	2,018,818	2,023,112	2,016,023
Change in reserves for life, accident and health policies	1,488,092	249,425	184,434
Commissions	174,485	124,845	122,106
General insurance expenses	336,958	326,005	327,773
Taxes, licenses and fees	48,343	43,171	34,107
Net transfers from separate accounts	(277,902)	(241,771)	(255,386)
Total Expenses	3,788,794	2,524,787	2,429,057

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	88,024	140,764	111,075
Dividends to policyholders	43,133	24,455	25,340
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	44,891	116,309	85,735
Federal income tax expense (benefit)	64,343	(8,992)	(34,118)
Gain (Loss) from Operations before Net Realized Capital Gains	(19,452)	125,301	119,853
Net realized capital gains, net of taxes	9,954	4,542	71,722
Net Income (Loss)	(9,498)	129,843	191,575

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains/losses, net of tax	(65,136)	10,321	(12,177)
Change in net deferred income taxes	46,225	(23,845)	(80,077)
Change in non-admitted assets	(61,411)	10,183	127,520
Change in asset valuation reserve	(3,694)	(17,841)	(12,201)
Change in liability for reinsurance in unauthorized companies	-	-	22
Change in minimum pension liability, net of tax	-	-	9,242
Change in unrecognized actuarial losses on pension, net of tax	1,572	(3,117)	(9,186)
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Correction of errors (Note 1)	-	(10,931)	9,740
Dividends paid to common stockholder	(20,000)	(20,000)	(20,000)
Other	2	1	(2)
Net Change in Capital and Surplus	(111,931)	70,767	204,282

Capital and Surplus at the Beginning of the Year	1,623,458	1,552,691	1,348,409
Capital and Surplus at the End of Year	$1,511,527	$1,623,458	$1,552,691

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,192,074	$2,105,689	$2,056,951
Net investment income received	420,253	452,060	397,582
Miscellaneous income	98,163	99,136	104,118
Benefits paid to policyholders	(1,993,897)	(1,975,009)	(2,001,499)
Net transfers from separate accounts	289,731	242,433	264,954
Commissions, expenses and taxes paid	(527,085)	(526,691)	(503,750)
Dividends paid to policyholders	(24,178)	(24,967)	(25,931)
Federal income taxes received (paid)	(51,565)	(6,023)	31,657
Net Cash from Operating Activities	403,496	366,628	324,082

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,508,881	1,119,004	1,275,408
Cost of investments acquired	(1,895,155)	(1,581,202)	(1,563,898)
Net change in loans on insurance contracts	(15,612)	(25,503)	(7,395)
Net Cash from Investing Activities	(401,886)	(487,701)	(295,885)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	1,261	(172)	(28,000)
Change in deposit-type funds	96,494	129,088	41,958
Dividends to common stockholder	(20,000)	(20,000)	(20,000)
Other miscellaneous, net	996	(6,146)	3,992
Net Cash from Financing and Miscellaneous Activities	78,751	102,770	(2,050)

Net Change in Cash, Cash Equivalents and Short-Term Investments	80,361	(18,303)	26,147

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	158,315	176,618	150,471

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$238,676	$158,315	$176,618

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Non-cash transactions from operating, investing
and financing activities:
Conversion of mortgage loans to real estate	$2,587	$847	$8,686
Capitalized deferred interest and other	93	276	-
Conversion of other investment to real estate – affiliate (Note 5)	4,970	-	-
Recognized commitments for low income housing
investments (Note 3)	37,009	-	-
Initial bonds acquired due to coinsurance (Note 14)	1,044,000	-	-
Initial policy loans acquired due to coinsurance (Note 14)	165,295	-	-
Initial liability for deposit-type contracts due to		-	-
coinsurance (Note 14)	(90,179)	-	-
Initial investment income accrued due to coinsurance (Note 14)	12,476	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	-	-	13,382
Real estate acquired through dividend distribution from affiliate	-	-	1,286
Bonds transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	651,026
Mortgage loans transferred due to assumption
reinsurance – affiliate (Note 5)	-	-	103,559
Bonds transferred due to coinsurance – affiliate (Note 5)	-	-	76,201
Policy loans transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	17,410
Mortgage loans transferred due to coinsurance – affiliate (Note 5)	-	-	10,831
Policy loans transferred due to coinsurance – affiliate (Note 5)	-	-	7,046
Policy loans from funds withheld reinsurance – affiliate (Note 5)	-	-	(6,125)

The accompanying notes are an integral part of these statutory basis financial statements.

6

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2015, 2014 and 2013

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

Prior to July 1, 2014, the Company wholly owned Acacia Life Insurance Company (Acacia), a District of Columbia domiciled life insurance subsidiary, and The Union Central Life Insurance Company (Union Central), a Nebraska domiciled life insurance subsidiary. On July 1, 2014 the Company, Acacia, and Union Central merged with Ameritas Life as the surviving company (the Merger), see Note 2. The Company wholly owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, Ameritas Investment Corp. (AIC), a broker dealer and Griffin Realty, LLC (Griffin), a real estate investment company. On December 30, 2015 the Company formed Milford Realty, LLC (Milford), a limited liability company with a single real estate property.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed to policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets

Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes

Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks, including mutual funds, are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank (FHLB) common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $147,850 and $160,967 and the value of affiliated mutual funds was $1,566 and $1,672 at December 31, 2015 and 2014, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford is classified in the Balance Sheets – Statutory Basis as real estate held for sale and its recorded carrying amount was $4,970 and $0 at December 31, 2015 and 2014, respectively. Other-than-temporary impairments on real estate of $401, $281, and $438 were recorded as realized losses during 2015, 2014 and 2013 respectively.

In 2015, the Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $381, $396, $412, $428 and $444 as of December 31, 2016, 2017, 2018, 2019 and 2020, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with remaining amount classified as borrowings, is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 the amount of borrowing over the carrying value of real estate property was $1,212.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin was $5,315 and $23,063 at December 31, 2015 and 2014, respectively. Starting in 2015, Griffin did not have a GAAP audit performed so the Company non-admits this asset. Other investments also include, but are not limited to, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments for other investments of $1,782, $2,268 and $1,092 were recorded as realized losses during 2015, 2014 and 2013, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchased and sold futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2015 and 2014 was $1,050 and $3,820, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $14,992 and $16,996, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(7,393), $10,807 and $(586) for the years ended December 31, 2015, 2014 and 2013, respectively. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(8,909), $23,431 and $(50,315) for the years ended December 31, 2015, 2014 and 2013, respectively.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2015, the Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2015 was $415,000.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 was $19,976.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(311) for the year ended December 31, 2015. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $11,528 for the year ended December 31, 2015.

The Company purchases and sells call options (Index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Index call options expire monthly until December 1, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written Index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells Index call options to effectively offset the proceeds the Company would receive on its purchased Index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 16, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value. The Company has no outstanding purchased and written Equity put options as of December 31, 2015.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $4,996 and $9,999, respectively. The notional amount of the options at December 31, 2015 and 2014 was $32,281 and $26,152, respectively.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The options are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total gain (loss) from expired options of $3,516, $17,610 and $7,740 was recorded in net investment income for the years ended December 31, 2015, 2014 and 2013, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(13,623), $(2,791), and $13,089 for the years ended December 31, 2015, 2014, and 2013, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2015, 2014 and 2013.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $172,906 and $111,495 at December 31, 2015 and 2014, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $15,192 and $16,412, operating software at cost of $3,123 and $2,835, and non-operating software at cost of $71,271 and $65,757 are carried at cost less accumulated depreciation at December 31, 2015 and 2014, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $66,812 and $62,212 was $3,193 and $2,685, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2015 and 2014. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,004, $8,148 and $7,332 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% 1987 Commissioners’ Individual Disability Table A (CIDA) for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using “Follow-up studies” as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,222,363 or 10.9% and $7,765,314 or 10.5% of the individual life policies in force as of December 31, 2015 and 2014, respectively. Dividends were also impacted by two reinsurance treaties entered into during 2015, see Note 14 - Reinsurance for further details.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $6,788, $7,192 and $7,469 for 2015, 2014 and 2013, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets equal to the modified coinsurance reserve. This reserve represents a prepayment of the reinsurer’s future obligation. The initial amount transferred for the reserve and subsequent change in value is required to be reflected separately.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2015 and 2014.

The statute of limitations, generally, is closed for the Company through December 31, 2011. In 2012, the Internal Revenue Service (IRS) completed its field examination of AMHC consolidated federal income tax returns for the period 2007-2009. The Company accepted the AMHC 2007-2009 IRS field examination report and the Joint Committee on Taxation (Joint Committee) accepted the AMHC 2007-2009 field examination report in March 2013. The IRS completed a field examination of Union Central for tax year 2008 and limited scope examinations for tax years 2009-2010. The Union Central examinations also included a review of amended returns filed for tax years 2003-2008, which had been at IRS appeals, along with the IRS field examination reports for tax years 2004-2007. Union Central is in agreement with all the IRS field examinations reports forwarded to IRS appeals in January 2013. The Joint Committee accepted the Union Central IRS field examination report in August 2014.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 107, Accounting for Risk-Sharing Provisions of Affordable Care Act (ACA) (SSAP No. 107)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the risk adjustment, reinsurance and risk corridor sections of the ACA. There are additional disclosure requirements adopted under SSAP No. 107. The adoption of this statement did not impact the disclosure presentation in the Company’s accompanying financial statements as it does not participate in the risk-sharing provisions of ACA.

Correction of Errors

During 2015, the Company did not record any corrections of errors.

During 2014, the Company discovered an error related to prior years that resulted in a direct decrease in unassigned surplus of $10,931 before income taxes at December 31, 2014 for the incorrect coding on a reinsurance table for mortality on ages 70+ for several reinsurance treaties.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

During 2013, the Company discovered errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013 for various valuation reserve errors of $8,169, timing delay in reporting reinsurance ceded on a death claim receivable of $2,956, and incorrect coding in a system on a reinsurance rate for a reinsurance treaty of $383. Additionally, the Company discovered errors that resulted in a direct decrease in unassigned surplus at December 31, 2013 for an error in a system coding resulting in an incorrect calculation of policyholder dividends in the year of the policyholders’ death of $509 and an incorrect accrual calculated on a third party administrative fees receivable of $1,259.

NOTE 2 – STATUTORY MERGER

On July 1, 2014, the Company merged with Acacia and Union Central (the Merger), both wholly owned subsidiaries of the Company prior to the Merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. 2013 was adjusted during 2014 to reflect comparative merged company financial information.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds as of December 31, 2015 and 2014 are summarized as follows:

	December 31, 2015
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$394,542	$20,054	$(445)	$414,151
All other governments	3,018	1	(13)	3,006
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	522,670	21,214	(3,033)	540,851
Hybrid securities	47,806	3,584	(1,400)	49,990
Industrial and miscellaneous (unaffiliated)	7,326,247	216,809	(135,496)	7,407,560
Total bonds	$8,294,283	$261,662	$(140,387)	$8,415,558

	December 31, 2014
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$482,715	$28,656	$(925)	$510,446
All other governments	-	-	-	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	570,838	27,701	(2,134)	596,405
Hybrid securities	63,513	7,348	(141)	70,720
Industrial and miscellaneous (unaffiliated)	5,853,056	363,534	(22,190)	6,194,400
Total bonds	$6,970,122	$427,239	$(25,390)	$7,371,971

At December 31, 2015 and 2014, the amortized cost of bonds was reduced by $246 and $75, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,294,037 and $6,970,047, respectively.

18

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2015 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$222,231	$226,586
Due after one year through five years	2,071,312	2,187,019
Due after five years through ten years	2,921,865	2,908,488
Due after ten years	2,908,850	2,918,662
Bonds with multiple repayment dates	170,025	174,803
Total bonds	$8,294,283	$8,415,558

Proceeds from the sales of bonds were $304,145, $172,634, and $211,636 for the years ended December 31, 2015, 2014 and 2013, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2015	2014	2013
Bonds:
Gross realized capital gains on sales	$12,211	$8,536	$16,415
Gross realized capital losses on sales	(866)	(179)	(632)
Net realized capital gains on sales	11,345	8,357	15,783
Other, including impairments and net gain on dispositions
other than sales	(10,715)	(3,911)	62,208
Total bonds	630	4,446	77,991
Preferred stocks	768	252	-
Common stocks	28,489	17,315	47,912
Mortgage loans	(1,521)	(533)	7,688
Real estate	1,990	3,116	2,292
Miscellaneous investments	16,097	8,688	(725)
Realized capital gains before federal income taxes
and transfer to IMR	46,453	33,284	135,158
Realized capital gains transferred to IMR	7,828	6,257	86,044
Federal income tax expense (benefit)	28,671	22,485	(22,608)
Net realized capital gains	$9,954	$4,542	$71,722

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $350,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,198 and $14,504 in stock was owned at December 31, 2015 and 2014, respectively. The Company had no outstanding balance related to the line of credit at any time during 2015 and 2014.

19

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Membership stock - class A	$382	$430
Membership stock - class B	17,505	13,198
Excess stock	311	156
Aggregate total	$18,198	$14,504
Actual or estimated borrowing capacity as determined by the insurer	$506,734	$596,614

As of December 31, 2015 and 2014, the Company did not have any FHLB membership stock listed above eligible for redemption.

As of December 31, 2015 and 2014, the Company had issued $450,000 and $350,000, respectively, of funding agreements with the FHLB. There is $506,481 and $592,430 of bonds pledged as collateral at December 31, 2015 and 2014, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $450,195 and $350,076 on the Balance Sheets – Statutory Basis as of December 31, 2015 and 2014, respectively.

The values of the bonds pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$526,490	$619,665
Carrying value	$506,481	$592,430
Aggregate total borrowing - funding agreements	$450,000	$350,000

The maximum amount of collateral pledged to the FHLB during December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$626,130	$619,665
Carrying value	$590,135	$592,430
Amount borrowed at time of maximum collateral - funding agreements	$450,000	$350,000

The Company does not have any prepayment obligations related to the funding agreements.

20

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2015 and 2014 is as follows:

	December 31, 2015
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,198	$14,504	$3,694	$18,198	0.099%	0.100%
On deposit with states	125,848	125,578	270	125,848	0.687%	0.693%
Pledged collateral to FHLB
(including assets backing
funding agreements)	506,481	592,430	(85,949)	506,481	2.764%	2.791%
Pledged as collateral not
captured in other categories:
Derivatives	39,964	26,995	12,969	39,964	0.218%	0.220%
Other restricted assets:
Policy loans from
reinsurance assumed	164,929	-	164,929	164,929	0.900%	0.909%
Bonds and short-term
investments from
reinsurance assumed	1,207,407	-	1,207,407	1,207,407	6.590%	6.653%
Total restricted assets	$2,062,827	$759,507	$1,303,320	$2,062,827	11.258%	11.366%

	December 31, 2014
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,504	$11,747	$2,757	$14,504	0.086%	0.086%
On deposit with states	125,578	143,413	(17,835)	125,578	0.742%	0.747%
Pledged collateral to FHLB
(including assets backing
funding agreements)	592,430	334,396	258,034	592,430	3.499%	3.522%
Pledged as collateral not
captured in other categories:
Derivatives	26,995	33,527	(6,532)	26,995	0.159%	0.160%
Total restricted assets	$759,507	$523,083	$236,424	$759,507	4.486%	4.515%

21

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds, preferred stocks and unaffiliated common stocks were as follows:

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$15,920	$(74)	$8,757	$(371)	$24,677	$(445)
All other governments	2,400	(13)	-	-	2,400	(13)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	127,306	(2,274)	21,369	(759)	148,675	(3,033)
Hybrid securities	13,334	(1,400)	-	-	13,334	(1,400)
Industrial and miscellaneous
(unaffiliated)	3,161,664	(120,845)	188,781	(14,651)	3,350,445	(135,496)
Total bonds	3,320,624	(124,606)	218,907	(15,781)	3,539,531	(140,387)
Preferred stocks	4,643	(112)	-	-	4,643	(112)
Common stocks	121,306	(7,860)	1,426	(404)	122,732	(8,264)
Total	$3,446,573	$(132,578)	$220,333	$(16,185)	$3,666,906	$(148,763)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$4,334	$(15)	$29,727	$(910)	$34,061	$(925)
All other governments	-	-	-	-	-	-
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	24,650	(191)	100,048	(1,943)	124,698	(2,134)
Hybrid securities	4,850	(141)	-	-	4,850	(141)
Industrial and miscellaneous
(unaffiliated)	602,608	(11,063)	422,285	(11,127)	1,024,893	(22,190)
Total bonds	636,442	(11,410)	552,060	(13,980)	1,188,502	(25,390)
Preferred stocks	-	-	-	-	-	-
Common stocks	30,325	(1,803)	1,907	(213)	32,232	(2,016)
Total	$666,767	$(13,213)	$553,967	$(14,193)	$1,220,734	$(27,406)

The unrealized losses related to bonds in 2015 and 2014 reported above were partially due to credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on bonds represent an other-than-temporary impairment as of December 31, 2015 and 2014.

22

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $3,254, $0 and $197 during 2015, 2014 and 2013, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2015 and 2014, bonds totaling $290,926 and $225,149, respectively, (3.4% and 3.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2015, 2014 and 2013, the Company recorded realized losses for other-than-temporary impairments on bonds of $8,166, $4,084 and $1,931, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2015 and 2014, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $138,285 and $127,935 and a fair value of $148,441 and $138,279, respectively. Additionally, as of December 31, 2015 and 2014, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $44,494 and $56,278 and a fair value of $47,873 and $60,055, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2015 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2015
Present value of cash flows	$-	$-	$-	$-
June 30, 2015
Present value of cash flows	$1,888	$-	$583	$2,124
September 30, 2015
Present value of cash flows	$2,836	$-	$635	$2,370
December 31, 2015
Present value of cash flows	$138	$-	$138	$134

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EUC8	$275	$108	$167	$108	$339
55265WDU4	637	457	180	457	649
94985EAD3	735	579	156	579	897
15132EDR6	241	161	80	161	239
Total	$1,888	$1,305	$583	$1,305	$2,124

23

NOTE 3 - INVESTMENTS, (continued)

September 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05948XXH9	$737	$645	$92	$645	$677
22541SZX9	323	210	113	210	329
36228FK39	1,189	909	280	909	612
378961AW6	587	437	150	437	752
Total	$2,836	$2,201	$635	$2,201	$2,370

December 31, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows		Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
57643MDR2	$138	$		$138	$-	$134
Total	$138		$-	$138	$-	$134

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2014 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2014
Present value of cash flows	$-	$-	$-	$-
June 30, 2014
Present value of cash flows	$1,589	$-	$734	$870
September 30, 2014
Present value of cash flows	$-	$-	$-	$-
December 31, 2014
Present value of cash flows	$973	$-	$213	$766

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EEP7	$194	$91	$103	$91	$107
12669EL20	196	92	104	92	87
12669EUC8	508	378	130	378	381
12669EUD6	215	47	168	47	65
466247FG3	476	247	229	247	230
Total	$1,589	$855	$734	$855	$870

December 31, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
589929X45	$973	$760	$213	$760	$766
Total	$973	$760	$213	$760	$766

24

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2015
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$501,493	$490,751	$(10,742)	$254,538	$245,119	$(9,419)

December 31, 2014
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$320,993	$318,451	$(2,542)	$182,955	$178,471	$(4,484)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2015	2014
DSCR distribution
Below 1.0	$63,487	$79,652
1.0 - 1.2	197,515	203,701
1.2 - 1.8	637,833	599,196
Greater than 1.8	337,926	272,433
Total	$1,236,761	$1,154,982

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2015	2014
Loan to value
Below 60%	$11,245	$10,245
60-75%	5,749	3,892
Total	$16,994	$14,137

25

NOTE 3 - INVESTMENTS, (continued)

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2015
	Residential First Mortgages	Second Trusts	Total
Performing	$179,296	$16,412	$195,708
Non-performing	8,571	485	9,056
Total	$187,867	$16,897	$204,764

	December 31, 2014
	Residential First Mortgages	Second Trusts	Total
Performing	$197,685	$23,482	$221,167
Non-performing	11,809	556	12,365
Total	$209,494	$24,038	$233,532

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2015
	Residential	Commercial	Total
Recorded investment (all)
Current	$191,874	$1,253,755	$1,445,629
30-59 days past due	3,414	-	3,414
60-89 days past due	421	-	421
90-179 days past due	2,096	-	2,096
180+ days past due	6,959	-	6,959
Interest reduced
Recorded investment	199	-	199
Number of loans	1	-	1
Percent reduced	0.25%	-%	0.25%

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$216,233	$1,169,119	$1,385,352
30-59 days past due	4,238	-	4,238
60-89 days past due	697	-	697
90-179 days past due	1,682	-	1,682
180+ days past due	10,682	-	10,682
Interest reduced
Recorded investment	409	3,510	3,919
Number of loans	3	1	4
Percent reduced	1.31%	1.24%	1.29%

26

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2015, the average size of an individual commercial mortgage loan was $1,478. The average size of an individual residential mortgage loan was $257. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $10,177 and $10,085 at December 31, 2015 and 2014, respectively. As of December 31, 2015, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 9.50% and 3.38% for commercial mortgage loans and 10.00% and 2.00% for residential mortgage loans.

In 2015, the Company issued 107 new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 3.5% totaling $269,949. The Company did not acquire any new residential mortgage loans in 2015.

At December 31, 2015 and 2014, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $133, $0, and $788 and for residential mortgage loans of $1,547, $1,350 and $1,815 during 2015, 2014 and 2013, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2015
	Residential	Commercial	Total
No allowance for credit losses	$50,386	$6,439	$56,825

	December 31, 2014
	Residential	Commercial	Total
No allowance for credit losses	$20,997	$6,373	$27,370

A summary of information pertaining to impaired loans is as follows:

	December 31, 2015
	Residential	Commercial	Total

Average recorded investment	$33,815	$5,160	$38,975
Interest income recognized	1,630	260	1,890
Recorded investments on nonaccrual status	9,056	-	9,056
Amount of interest income recognized using the cash basis method
of accounting	1,606	260	1,866

	December 31, 2014
	Residential	Commercial	Total

Average recorded investment	$20,071	$6,394	$26,465
Interest income recognized	556	369	925
Recorded investments on nonaccrual status	11,922	3,510	15,432
Amount of interest income recognized using the cash basis method
of accounting	527	369	896

27

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$2,444	$812
Real estate collateral recognized	2,587	847

Troubled Debt Restructuring

At December 31, 2015, the Company had 138 residential mortgage loans with restructured terms with a carry value of $47,722 and interest income of $1,690, and one commercial mortgage loan with restructured terms with a carry value of $2,789 and interest income of $185. At December 31, 2014, the Company had 48 residential mortgage loans with restructured terms with a carry value of $19,105 and interest income of $556, and two commercial mortgage loans with restructured terms with a carry value of $6,373 and interest income of $369. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were nine and ten short sales on residential mortgage loans in 2015 and 2014, respectively.

The Company had one commercial real estate property impairment in 2015 and 2014. Impairment losses of $380 and $200 were recorded for commercial real estate for the years ended December 31, 2015 and 2014, respectively. The Company had three residential real estate property impairments in 2015 and 2014. Impairment losses of $21 and $81 were recorded for residential real estate for the years ended December 31, 2015 and 2014, respectively. Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company had five and one commercial real estate sales in 2015 and 2014, respectively, and recorded a gain of $2,238 and $2,352 respectively. The Company had four and 12 residential real estate sales in 2015 and 2014, respectively, and recorded a gain of $153 and $1,045 respectively. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The commercial real estate properties classified as held for sale have recorded values of $12,258 and $8,700 for the years ended December 31, 2015 and 2014, respectively. The residential real estate properties classified as held for sale have recorded values of $405 and $293 for the years ended December 31, 2015 and 2014, respectively.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale within one year based on economic factors.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Low-Income Housing Tax Credit Investments

The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2015 and 2014, the Company recognized $678 and $(1,186) of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets – Statutory Basis in other investments was $43,111 and $3,411 and in other liabilities was $37,009 and $0 for the years ended December 31, 2015 and 2014, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $10,828, $19,317, $5,135 in 2016, 2017 and 2018, respectively, and $1,728 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized $0 of impairment losses related to LIHTC during December 31, 2015 and 2014. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2015 and 2014.

28

NOTE 3 - INVESTMENTS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2015 and 2014, respectively, the Company held call options with gross recognized assets of $19,545 and $38,970 and gross recognized liabilities of $9,096 and $20,572 that qualified for offsetting and netting. The gross recognized liabilities of $9,096 and $20,572, respectively, were offset with the gross recognized assets of $19,545 and $38,970, respectively, in accordance with NAIC SAP, Offsetting and Netting of Assets and Liabilities. The net asset amount of $10,449 and $18,398, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2015	2014	2013
Income:
Bonds	$319,981	$315,831	$337,566
Preferred stocks	284	183	521
Common stocks	7,956	7,540	24,837
Mortgage loans	79,785	74,909	79,417
Real estate *	18,184	18,388	18,852
Loans on insurance contracts	19,296	18,726	18,400
Short-term investments	75	73	38
Derivatives	6,135	41,041	(42,575)
Miscellaneous investments	22,041	22,517	20,410
Amortization of interest maintenance reserve	6,788	7,192	7,469
Gross investment income	480,525	506,400	464,935
Expenses:
Depreciation	4,833	4,591	5,073
Other	38,396	40,062	44,429
Total investment expenses	43,229	44,653	49,502
Net investment income	$437,296	$461,747	$415,433

*	Includes amounts for the occupancy of company-owned property of $8,893, $8,211 and $8,531 in 2015, 2014, and 2013, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

29

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2015 and 2014 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$173	$76	$249
Total bonds	-	173	76	249
Common stock
Industrial and miscellaneous (unaffiliated)	395,391	-	-	395,391
Total common stocks	395,391	-	-	395,391
Other investments	20,269	-	-	20,269
Derivative assets
Index & exchange traded index call options	12,803	10,449	-	23,252
Total other investments	33,072	10,449	-	43,521
Separate account assets	6,278,216	-	-	6,278,216
Total assets at fair value	$6,706,679	$10,622	$76	$6,717,377

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$5,782	$-	$-	$5,782
Total liabilities at fair value	$5,782	$-	$-	$5,782

30

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$209	$209
Total bonds	-	-	209	209
Common stock
Industrial and miscellaneous (unaffiliated)	394,104	-	-	394,104
Total common stocks	394,104	-	-	394,104
Other investments	21,302	-	-	21,302
Derivative assets
Index & exchange traded index call options	17,792	18,398	-	36,190
Total other investments	39,094	18,398	-	57,492
Separate account assets	6,679,921	-	-	6,679,921
Total assets at fair value	$7,113,119	$18,398	$209	$7,131,726

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$10,826	$-	$-	$10,826
Total liabilities at fair value	$10,826	$-	$-	$10,826

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, certain index and exchange traded index call options and equity put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted net asset values in active markets for identical securities. Exchange traded call options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets

The Company’s Level 2 assets include bonds and Index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes default rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements.

31

NOTE 3 - INVESTMENTS, (continued)

The following tables summarize changes to our financial instruments for the years ended December 31, 2015 and 2014 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2015	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2015
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$209	$156	$(184)	$(49)	$(1)	$(55)	$76
Total assets	$209	$156	$(184)	$(49)	$(1)	$(55)	$76

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$88	$293	$(138)	$(30)	$37	$(41)	$209
Total assets	$88	$293	$(138)	$(30)	$37	$(41)	$209

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2015 or 2014.

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value for the periods ended December 31, 2015 and 2014:

December 31, 2015
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$76	Discounted	Constant prepayment	6% - 20%	Decrease
backed securities ³		cash flows	rate	(13%)
			Constant default rate	1%-3%	Decrease
(2%)
			Loss severity	22% - 75%	Decrease
(37%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

32

NOTE 3 - INVESTMENTS, (continued)

December 31, 2014
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$209	Discounted	Constant prepayment	16% - 18%	Decrease
backed securities ³		cash flows	rate	(17%)
			Constant default rate	1% - 1%	Decrease
(1%)
			Loss severity	22% - 40%	Decrease
(31%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a fair value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

	December 31, 2015
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,415,558	$8,294,037	$-	$6,802,465	$1,613,093
Preferred stocks	8,401	8,402	-	8,401	-
Common stocks	413,589	413,589	395,391	18,198	-
Mortgage loans	1,529,789	1,458,519	-	-	1,529,789
Cash, cash equivalents and short-term
investments	238,676	238,676	238,676	-	-
Loans on insurance contracts	566,189	520,163	-	-	566,189
Other investments	106,672	105,855	34,846	28,042	43,784
Investment income due and accrued	103,072	103,072	103,072	-	-
Separate account assets	6,278,575	6,278,575	6,278,575	-	-
Total financial assets	$17,660,521	$17,420,888	$7,050,560	$6,857,106	$3,752,855

Liabilities:
Deposit-type funds	$857,990	$857,978	$-	$-	$857,990
Derivative liabilities	5,782	5,782	5,782	-	-
Borrowings	1,401	1,403	-	-	1,401
Separate account liabilities	6,278,575	6,278,575	6,278,575	-	-
Total financial liabilities	$7,143,748	$7,143,738	$6,284,357	$-	$859,391

33

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$7,371,971	$6,970,047	$-	$6,078,204	$1,293,767
Preferred stocks	2,389	1,815	-	-	2,389
Common stocks	408,608	408,608	394,104	14,504	-
Mortgage loans	1,504,955	1,402,651	-	-	1,504,955
Cash, cash equivalents and short-term
investments	158,315	158,315	158,315	-	-
Loans on insurance contracts	372,093	339,893	-	-	372,093
Other investments	71,172	70,074	39,978	27,033	4,161
Investment income due and accrued	79,876	79,876	79,876	-	-
Separate account assets	6,679,996	6,679,996	6,679,996	-	-
Total financial assets	$16,649,375	$16,111,275	$7,352,269	$6,119,741	$3,177,365

Liabilities:
Deposit-type funds	$672,904	$672,362	$-	$-	$672,904
Derivative liavilities	10,826	10,826	10,826	-	-
Borrowings	-	-	-	-	-
Separate account liabilities	6,679,996	6,679,996	6,679,996	-	-
Total financial liabilities	$7,363,726	$7,363,184	$6,690,822	$-	$672,904

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair values of commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

34

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded index call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are also assigned to Level 2. The fair value for other investments assigned to Level 3 are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$254,630	$11,708	$266,338
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	254,630	11,708	266,338
Deferred tax assets non-admitted	96,598	-	96,598
Subtotal net admitted deferred tax assets	158,032	11,708	169,740
Deferred tax liabilities	(23,122)	(46,283)	(69,405)
Net admitted deferred tax assets/(net deferred tax liability)	$134,910	$(34,575)	$100,335

35

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2015 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$6,303	$-	$6,303
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$6,303	$-	$6,303
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$211,200
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$57,697	$11,708	$69,405
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,032	$11,708	$169,740

The components of the net deferred tax asset/(liability) as of December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$209,722	$9,652	$219,374
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	209,722	9,652	219,374
Deferred tax assets non-admitted	40,086	-	40,086
Subtotal net admitted deferred tax assets	169,636	9,652	179,288
Deferred tax liabilities	(25,015)	(69,468)	(94,483)
Net admitted deferred tax assets/(net deferred tax liability)	$144,621	$(59,816)	$84,805

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2014 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$84,805	$-	$84,805
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$84,805	$-	$84,805
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$230,395
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,831	$9,652	$94,483
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,636	$9,652	$179,288

36

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2014 to December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$44,908	$2,056	$46,964
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	44,908	2,056	46,964
Deferred tax assets non-admitted	56,512	-	56,512
Subtotal net admitted deferred tax assets	(11,604)	2,056	(9,548)
Deferred tax liabilities	1,893	23,185	25,078
Net admitted deferred tax assets/(net deferred tax liability)	$(9,711)	$25,241	$15,530

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$(19,195)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$(27,134)	$2,056	$(25,078)
Deferred tax assets admitted as the result of application
of NAIC SAP	$(11,604)	$2,056	$(9,548)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2015	2014
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,188%	1,367%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,407,999	$1,535,968

There were no tax planning strategies utilized as of December 31, 2015 or 2014.

The provision for incurred/(recovered) federal income taxes on earnings are:

	Years ended December 31
	2015	2014	2013
Federal	$64,343	$(8,803)	$(34,127)
Foreign	-	-	-
Subtotal	64,343	(8,803)	(34,127)
Federal income tax on net capital gains	31,411	24,675	7,506
Utilization of capital loss carry-forwards	-	-	-
Other	-	(189)	9
Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)

37

NOTE 4 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$114	$121	$132	$(7)	$(11)
Unearned premium reserve	503	497	434	6	63
Policyholder reserves	50,724	42,104	42,815	8,620	(711)
Investments	1,085	1,451	2,176	(366)	(725)
Deferred acquisition costs	110,741	73,793	71,067	36,948	2,726
Policyholder dividends accrual	7,804	8,534	8,712	(730)	(178)
Fixed assets	688	696	734	(8)	(38)
Compensation and benefits accrual	39,607	41,069	38,663	(1,462)	2,406
Receivables - non-admitted	26,708	24,993	22,835	1,715	2,158
Net operating loss carry-forward	-	-	36,121	-	(36,121)
Tax credit carry-forward	612	960	1,225	(348)	(265)
Other (including items <5% of total
ordinary tax assets)	16,044	15,504	13,474	540	2,030
Subtotal	254,630	209,722	238,388	44,908	(28,666)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	96,598	40,086	56,431	56,512	(16,345)
Admitted ordinary deferred tax assets	$158,032	$169,636	$181,957	$(11,604)	$(12,321)

Capital
Investments	$4,925	$3,431	$3,104	$1,494	$327
Real Estate	6,606	5,034	4,951	1,572	83
Other (including items <5% of total
ordinary tax assets)	177	1,187	1,617	(1,010)	(430)
Subtotal	11,708	9,652	9,672	2,056	(20)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	11,708	9,652	9,672	2,056	(20)
Admitted deferred tax assets	$169,740	$179,288	$191,629	$(9,548)	$(12,341)

Deferred tax liabilities:
Ordinary
Investments	$3,456	$4,249	$3,700	$(793)	$549
Fixed assets	9,230	9,037	6,566	193	2,471
Policyholder reserves	5,699	6,711	7,745	(1,012)	(1,034)
Unearned commissions	3,969	4,256	3,690	(287)	566
Other (including items <5% of total
ordinary tax liabilities)	768	762	849	6	(87)
Subtotal	$23,122	$25,015	$22,550	$(1,893)	$2,465

38

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Capital
Investments	$46,283	$69,468	$70,900	$(23,185)	$(1,432)
Real estate	-	-	223	-	(223)
Subtotal	$46,283	$69,468	$71,123	$(23,185)	$(1,655)

Deferred tax liabilities	$69,405	$94,483	$93,673	$(25,078)	$810

Net deferred tax assets	$100,335	$84,805	$97,956	$15,530	$(13,151)

The change in the net admitted deferred tax assets was $15,530, $(13,151) and $(6,818) for the years ended December 31, 2015, 2014 and 2013, respectively. The change in non-admitted deferred tax assets of $56,512, $(16,345) and $(101,917) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2015	2014	Change
Total gross deferred tax assets	$266,338	$219,374	$46,964
Total deferred tax liabilities	69,405	94,483	(25,078)
Net deferred tax asset	$196,933	$124,891	72,042
Tax effect of change in unrealized losses and pension liability			(25,817)
Change in net deferred income tax			$46,225

	2014	2013	Change
Total gross deferred tax assets	$219,374	$248,060	$(28,686)
Total deferred tax liabilities	94,483	93,673	810
Net deferred tax asset	$124,891	$154,387	(29,496)
Tax effect of change in unrealized gains and pension liability			5,651
Change in net deferred income tax			$(23,845)

	2013	2012	Change
Total gross deferred tax assets	$248,060	$303,983	$(55,923)
Total deferred tax liabilities	93,673	40,861	52,812
Net deferred tax asset	$154,387	$263,122	(108,735)
Tax effect of change in unrealized gains and pension liability			28,811
Change in net deferred income tax			$(80,077)

39

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Net gain from operations before income taxes	$44,891	$116,309	$85,735
Net realized capital gains before income taxes	46,453	33,284	135,158
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Prior year errors	-	(10,931)	9,740
Change in unauthorized reinsurance	-	-	22
Total pre-tax statutory income	91,344	134,806	230,473
Change in non-admitted assets	(4,900)	(6,163)	23,730
IMR amortization	(6,788)	(6,952)	(7,397)
Affordable Care Act assessment	11,251	8,154	-
Tax-exempt income	(11,213)	(17,443)	(19,182)
Intercompany reinsurance transaction	-	-	(49,097)
Realized gain on dissolution of subsidiary	-	-	(1,539)
Investment in subsidiary held for sale	-	-	(4,576)
Dividend from affiliate	-	-	(18,499)
IMR transferred in coinsurance treaties	61,838	-	-
Non-deductible expense	2,481	2,356	2,469
Other	(923)	(380)	(2,440)
Subtotal	143,090	114,378	153,942
Statutory tax rate	0.35	0.35	0.35
Subtotal	50,082	40,032	53,880
Tax credits	(553)	(504)	(415)
Total statutory income taxes	$49,529	$39,528	$53,465

Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)
Change in deferred income tax	(46,225)	23,845	80,077
Total statutory income taxes	$49,529	$39,528	$53,465

The Company has carryovers to subsequent years as follows:

Year of Origination	Foreign Tax Credit Amount	Year of Expiration
2008	$164	2018
2009	$410	2019
2012	$38	2022

At December 31, 2015, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The amount of federal income which is available for recoupment in the event of future losses is as follows:

Tax Year	Ordinary	Capital	Total
2014	$-	$10,273	$10,273
2015	$61,568	$27,890	$89,458

There were no deposits admitted under IRC Section 6033.

40

NOTE 4 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2015, the Company received $11,722 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value. It was comprised of $4,970 of real estate property and $6,752 of cash. In 2014, the Company received $2,000 as a return of capital from, Griffin, which was accounted for as a reduction in its carrying value.

In 2015 the Company formed Milford Realty, LLC, a limited liability company, and contributed a single real estate property with a fair market value of $4,970.

In 2015, the Company transferred $2,501 in cash into the Ameritas Closed Block to pay for excess dividends paid to closed block policyholders. This transaction was approved by the Department.

In 2015 and 2014, the Company made a capital contribution of $2,500 and $6,000, respectively, to its wholly owned subsidiary, AIC. No additional shares were issued.

In 2014, the Company made a capital contribution of $10,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

Effective December 1, 2013, PRBA, Inc. was dissolved and the net assets of PRBA were distributed to the Company. The Company recognized a realized gain of $1,539 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

During 2013 in order for the Company to surrender its license to sell insurance business in the state of New York, the Company entered into a series of reinsurance transactions to transfer the majority of its New York issued policies to Ameritas-NY as follows:

Effective May 31, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Treaty) whereby the Company transferred its New York issued Universal Life, Single Premium Deferred Annuity, Flexible Annuity, Group Retirement Annuities, and Term policies to Ameritas-NY. The New York State Department of Financial Services (NY-DFS) approved the transaction on April 11, 2013 and the Department approved the transaction on April 12, 2013.

On May 31, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of May 31, 2013 and in June 2013 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

41

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

As of May 31, 2013, the following activity was recorded associated with the Treaty:

Reserves for life policies	$717,558
Interest maintenance reserve	44,929
Less: Loans on insurance contracts	17,140
Less: Due, deferred and advance premiums	4,935
Net obligations transferred	740,412
Initial asset transfer at May 31	(733,683)
Additional cash settlement made during June	$6,729

The initial asset transfer on May 31 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$622,823	$566,804
Mortgage loans	98,000	89,603
Investment income due and accrued	6,873	6,873
Cash	5,987	5,987
Total	$733,683	$669,267

The difference between the book value of the bonds and mortgage loans transferred of $656,407 and the fair value of $720,823 was recorded as a realized gain or loss, which was categorized in either the IMR ($64,544) or the AVR $128 consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Treaty:

Pre-tax impact	$-
Federal income tax impact	28,432
Net realized capital gains (losses) impact	22,591
Net income impact	$51,023

Net impact on surplus	$15,641

In 2013, a tax benefit of $28,432 was recorded associated with the assumption in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The tax benefit included a timing difference of $12,551 associated with the transfer of statutory reserves in excess of tax reserves and tax deferred acquisition costs. The permanent tax benefit difference of $15,881 was associated with the transfer of assets to support liabilities for which the Company had no tax basis. The impact on net realized capital gains (losses) was the result of a timing difference between the recognition of federal income taxes on interest related gains between statutory accounting and federal income tax basis. This difference was offset in surplus through the change in deferred income taxes.

Effective August 30, 2013, the Company and Ameritas-NY entered into three separate coinsurance/modified coinsurance agreements (the Coinsurance Treaties) to reinsure 100% of both the general account risk and separate account risk on the Company’s New York issued variable universal life, variable annuity and group annuity policies with Ameritas-NY. The general account was reinsured on a coinsurance basis and the separate account was reinsured on a modified coinsurance basis. NY-DFS approved these agreements on May 8, 2013 and the Department approved these agreements on July 15 and July 16, 2013.

42

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective August 30, 2013, the Company and Ameritas-NY entered into a coinsurance agreement (the Coinsurance Treaties) to reinsure 100% of the retained portion of the Company’s New York issued participating whole life block of business (Closed Block). A second agreement was also entered into effective August 30, 2013 between Ameritas-NY and the Company to retrocede the New York issued Closed Block policies from Ameritas-NY back to the Company on a coinsurance with funds withheld basis. The retrocession was necessary so that the Closed Block remains intact per the Closed Block Memorandum. NY-DFS approved these agreements on May 29, 2013 and the Department approved these transactions on July 16, 2013.

On August 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. In September 2013, the final valuation of the liabilities transferred was calculated as of August 30 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

As of August 30, 2013, the following activity was recorded associated with the Coinsurance Treaties:

Reserves for life policies	$91,301
Reserves for unpaid claims	422
Incurred, but not reported, claims	56
Dividends payable to policyholders	1,082
Interest maintenance reserve	3,458
Less: Loans on insurance contracts	7,046
Less: Due, deferred and advance premiums	513
Net obligations transferred	88,704
Initial assets transfer at August 30	(88,534)
Additional cash settlement made during September	$170

Coinsurance with funds withheld receivable	$47,016

Modco reserve adjustment	$149,012

The initial asset transfer on August 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$76,201	$72,273
Mortgage loans	10,831	10,210
Investment income due and accrued	848	848
Cash	654	654
Total	$88,534	$83,985

The final asset transfer of $170 was settled in cash. The difference between the book value of the bonds and mortgage loans transferred of $82,483 and the fair value of $87,032 was recorded as a realized gain or loss, which was categorized in either the IMR ($4,515) or the AVR ($34) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Coinsurance Treaties:

Pre-tax impact	$-
Federal income tax impact	484
Net realized capital gains (losses) impact	1,580
Net income impact	$2,064

Net impact on surplus	$429

43

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In 2013, a tax benefit of $484 was recorded associated with the Coinsurance Treaties in the Summary of Operations and Change in Capital and Surplus – Statutory Basis. This tax benefit was a permanent difference associated with the transfer of assets to support liabilities for which the Company had no tax basis.

The Company ceased to maintain its existing license status in the state of New York effective close of business on September 30, 2013. To protect the remaining New York issued business not covered by assumption and other reinsurance transactions, pursuant to the requirement of Section 1105 of the New York Insurance Law and NY-DFS Regulation 109 (11 N.Y.C.R.R. Part 88), the Company will continue to administer and service those policies under a plan approved by the State of New York. The Company established a New York approved custodial account, in a New York domestic bank funded with assets approved by the NY-DFS. The fair market value of assets held in trust will at all times be at least 117% of the outstanding general account liabilities for the remaining New York issued policies, reduced by policy loans, without regard to the effect of any reinsurance of any remaining New York issued policies. The amounts held in custody will continue to be reported in the general account assets and policy obligations associated with the remaining New York issued policies will continue to be reported as general account liabilities by the Company. On September 30, 2013, approximately $133,000 of assets were placed in the separate custodian account on behalf of the Company’s remaining New York policyholders. At December 31, 2015 and 2014, assets at fair value of $123,794 and $125,843 were held in custody to support these obligations.

Effective November 30, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Phoenix Home Life assumption) whereby the Company transferred its disability income business reinsured from Phoenix Mutual Home Life Insurance Company to Ameritas-NY.

On November 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of November 30 and in December 2013 it was determined that an additional cash settlement was required for the obligations assumed.

Reserves for accident and health policies	$30,504
Interest maintenance reserve	1,560
Less: Due, deferred and advance premiums	17
Net obligations transferred	32,047
Initial asset transfer at November 30	(34,087)
Additional cash settlement made during December	$(2,040)

The initial asset transfer on November 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$28,203	$26,141
Mortgage loans	5,559	5,197
Investment income due and accrued	325	325
Total	$34,087	$31,663

The final asset transfer of $2,040 was settled in cash. The difference between the book value of bonds and mortgage loans transferred of $31,338 and the fair value of $33,762 was recorded as a realized gain or loss, which was categorized in either the IMR ($2,410) or the AVR ($14) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Phoenix Home Life assumption transaction:

Pre-tax impact	$-
Federal income tax impact	2,117
Net realized capital gains (losses) impact	844
Net income impact	$2,961

Net impact on surplus	$(249)

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $61,355, less estimated selling cost of ($562), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $27,701 with a federal income tax benefit of $17,359. The net after tax impact of this sale transaction of $45,060 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. An in-kind dividend distribution of residential mortgage loans with a fair value of $13,382 and real estate with a fair value of $1,286 was received from AFSB immediately prior to the sale. Of these amounts, the distribution amount of $2,169 was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Calvert Variable Products, Inc. (CVP), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,562,576 and $1,723,504 as of December 31, 2015 and 2014, respectively.

Calvert provides investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $22,851, $23,644 and $22,692 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2015 and 2014,which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2015	2014
Ameritas Holding Company	$(2,853)	$(3,829)
Ameritas Life Insurance Corp. of New York	1,527	544
Ameritas Investment Corp.	644	489
Ameritas Investment Partners, Inc.	280	362
Calvert Investments, Inc.	364	409
Griffin Realty, LLC	9	9
Total	$(29)	$(2,016)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $14,054, $14,877 and $22,702 for the years ended December 31, 2015, 2014 and 2013, respectively.

In addition, the Company receives investment advisory services from AIP. Costs related to this agreement totaled $11,969, $11,370 and $11,003 of which $11,794, $11,153 and $10,795 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $665, $540 and $1,269 for the years ended December 31, 2015, 2014 and 2013, respectively.

45

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2014 on May 26, 2015, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$17,833	$-	$17,833	5/26/2015	Sub-2	YES	$17,833
Calvert Investments, Inc.	57,061	-	57,061	5/26/2015	Sub-2	YES	57,061
Aggregate total	$74,894	$-	$74,894	xxx	xxx	xxx	$74,894

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2013 on May 27, 2014, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$15,798	$-	$15,798	5/27/2014	Sub-2	YES	$15,798
Acacia Life Insurance
Company (preferred stock)	2,500	-	2,500	5/27/2014	Sub-2	YES	2,500
Calvert Investments, Inc.	48,955	-	48,955	5/27/2014	Sub-2	YES	48,762
Aggregate total	$67,253	$-	$67,253	xxx	xxx	xxx	$67,060

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2015 and 2014.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method. Effective September 22, 2014, the Company established a Rabbi Trust to protect the interests of certain deferred compensation participants. Assets of $20,724 were transferred to U.S. Bank, N.A., the trustee of the Rabbi Trust, on behalf of these participants.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2015	2014	2013
Benefit obligation at beginning of year	$49,970	$45,570	$47,822
Service cost	339	269	304
Interest cost	1,882	1,992	1,833
Actuarial (gain) loss	(1,135)	5,860	(1,679)
Benefits paid	(3,689)	(3,721)	(3,755)
Transfer	-	-	1,045
Benefit obligation at end of year	$47,367	$49,970	$45,570

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2015	2014	2013
Underfunded
Liabilities recognized
Accrued benefit costs	$30,857	$31,040	$31,433
Liability for pension benefits	16,510	18,930	14,137
Total net periodic benefit cost	$47,367	$49,970	$45,570
Unrecognized liabilities	$16,510	$18,930	$14,137

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Service cost	$339	$269	$304
Interest cost	1,882	1,992	1,833
Amount of recognized losses	1,593	1,065	1,568
Amount of prior service cost recognized	2	2	2
Total net periodic benefit cost	$3,816	$3,328	$3,707

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2015	2014	2013
Items not yet recognized as a component of net
periodic cost - prior year	$18,930	$14,137	$16,993
Net prior service credit recognized	(2)	(2)	(2)
Net (gain) loss arising during the period	(1,135)	5,860	(1,286)
Net loss recognized	(1,283)	(1,065)	(1,568)
Items not yet recognized as a component of net
periodic cost - current year	$16,510	$18,930	$14,137

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$2
Net recognized losses	1,299	1,442	1,111

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$5
Net unrecognized losses	16,509	18,928	14,132

47

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

		Pension Benefits
	2015	2014	2013
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.89%	4.54%	3.76%
Rate of compensation increase	4.42%	4.41%	4.39%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.27%	3.89%	4.54%
Rate of compensation increase	4.43%	4.42%	4.41%

Future expected pension benefit payments are as follows:

Year	Amount
2016	$3,562
2017	$3,567
2018	$3,483
2019	$3,440
2020	$4,327
2021-2025	$18,569

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31, 2015	December 31, 2014

Accumulated benefit obligation	$46,414	$48,658

Projected benefit obligation (PBO)	$47,367	$49,970
Unfunded status (PBO - Plan assets)	$47,367	$49,970

Unrecognized items:
Prior service cost, net of tax	$-	$2
Unrecognized losses, net of tax	10,731	12,303
Total unrecognized items, net of tax	$10,731	$12,305

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2015, 2014 and 2013 totaling $19,817, $19,811 and $19,726, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $10,174, $9,703 and $9,280 in 2015, 2014 and 2013, respectively.

48

NOTE 6 - EMPLOYEE BENEFITS, (continued)

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The Company made no payments in 2015 and 2014. In 2013, the Company paid $1,300 to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $150,903 in dividends in 2016, without prior approval. The Company paid ordinary dividends of $20,000 to AHC, its parent, in 2015, 2014 and 2013.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2015	2014	2013
Unrealized capital gains, net of taxes	$9,652	$78,762	$68,441
Non-admitted asset values	(172,906)	(111,495)	(121,678)
Asset valuation reserve	(153,917)	(150,223)	(132,382)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes. The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2015, 2014 and 2013 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,906 and $49,897 at December 31, 2015 and 2014, respectively, (face value of $50,000 less unamortized discount of $94 and $103 in 2015 and 2014, respectively) was recorded in capital and surplus.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2015 and 2014, respectively, the Company had outstanding agreements to fund mortgages totaling $68,090 and $59,861. In addition at December 31, 2015 and 2014, respectively, the Company has committed to invest $155,278 and $79,171 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

The Company had $0 and $15,000 unsecured line of credit available at December 31, 2015 and 2014, respectively. No balance was outstanding at any time during 2015 and 2014. The Company has terminated the line of credit effective as of December 1, 2015.

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Affordable Care Act (ACA) Assessments

The Company is subject to an annual fee under section 9010 of the Federal Affordable Care Act (ACA). This annual fee is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2016. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $10,300. This amount is reflected in special surplus – Affordable Care Act fee assessment on the Balance Sheets – Statutory Basis. This assessment is expected to impact the Company’s Risk Based Capital (RBC) calculation by an increase of $6.

Reporting the ACA assessment as of December 31, 2015 and 2014 would not have triggered a RBC action level.

	2015	2014
ACA fee assessment payable for the upcoming year	$10,300	$10,900
ACA fee assessment paid	11,251	8,154
Premium written subject to ACA 9010 assessment	609,089	623,805
Total Adjusted Capital before surplus adjustment	1,689,570	xxx
Total Adjusted Capital after surplus adjustment	1,679,270	xxx
Authorized Control Level	133,774	xxx

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2015, 2014 and 2013 the charge to operations related to these assessments did not have a material impact. The estimated liability of $2,695 and $2,926 at December 31, 2015 and 2014, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 and 2014, the Company had a receivable of $2,235 and $2,156, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis.

Effective March 11, 2015, the Company, along with five other Nebraska domiciled accident and health licensed insurance companies, entered into a limited guaranty agreement with a line of credit made available to the Nebraska Life and Health Insurance Guaranty Association, a nonprofit unincorporated legal entity created by the Nebraska Life and Health Insurance Guaranty Association Act. The Company irrevocably and unconditionally guarantees a maximum individual liability under this agreement that is limited to 2% of the guaranteed obligations. The guaranteed obligations are unknown at December 31, 2015, hence the Company had no outstanding balance related to this guaranty nor was an amount estimable to record as a potential liability at this date.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2015 and 2014.

Uncollectibility of Assets

The Company had admitted assets of $10,114 and $8,599 at December 31, 2015 and 2014, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

50

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2015	2014	2013
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,201	$1,830	$2,016
Net gain from operations	$2,201	$1,830	$2,016

Total claim payment volume	$158,522	$136,424	$133,418

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2015	2014	2013
Gross reimbursement for medical cost incurred	$20,791	$19,644	$19,270
Other income or expenses (including interest paid
to or received from plans)	10	11	12
Gross expenses incurred (claims and administrative)	19,309	18,569	18,315
Net gain from operations	$1,492	$1,086	$967

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,922, $3,720 and $4,666 in 2015, 2014 and 2013, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $494 for the years ended December 31, 2015, 2014 and 2013.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis of $518, $504, and $491 in 2015, 2014 and 2013, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2015:

Year	Amount
2016	$3,954
2017	3,395
2018	2,879
2019	2,483
2020 and thereafter	3,255
Total	$15,966

51

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $102,502, $117,110 and $91,145 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $283,885, $301,521 and $269,276 for the years ended December 31, 2015, 2014 and 2013, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Bonds and cash with a book/adjusted carrying value of $125,848 and $125,578 at December 31, 2015 and 2014, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company was required by the NY-DFS to place bonds with a book/adjusted carrying value of $110,938 and $113,206 and cash of $6,934 and $4,177 at December 31, 2015 and 2014, respectively, into a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2015 and through March 22, 2016, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2015	2014	2013
Assumed	$1,323,252	$69,217	$125,187
Ceded	(186,730)	(185,672)	(451,971)
Reinsurance premiums, net	1,136,522	(116,455)	(326,784)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

52

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties for 2013 transaction detail):

	Years Ended December 31
	2015	2014	2013
Premium income:
Assumed	$3,495	$3,482	$53,410
Ceded	(2,707)	(271)	(258,736)
Reserves for life, accident and health policies:
Assumed	50,288	49,639	50,495
Ceded	90,944	92,039	131,637

The Company entered into two coinsurance transactions of participating life blocks with a third party effective on December 1, 2015. Under the terms of the coinsurance agreements, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

At December 1, 2015, the following activity associated with the coinsurance agreements was recorded in the Balance Sheets – Statutory Basis:

Bonds	$1,044,000
Short-term investments	114,159
Loans on insurance contracts	165,295
Investment income due and accrued	17,317
Deferred and uncollected premiums	6,714
Other reinsurance receivables	9,144
Assets transferred	$1,356,629

Reserves for life policies	$(1,212,754)
Deposit-type funds	(90,179)
Reserves for unpaid claims	(17,358)
Dividends payable to policyholders	(19,233)
Interest maintenance reserve	(61,838)
Other reinsurance payables	(4,600)
Liabilities transferred	(1,405,962)

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the coinsurance transactions at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

53

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2015, invested assets of $1,220,012 were held in trust to support the obligations reinsured under the coinsurance agreements. The amounts held in trust are to be used solely to fund obligations incurred under the coinsurance agreements and represent 6.7% of the Company’s admitted assets at December 31, 2015.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2015	2014	2013
Total reserve for unpaid claims at January 1	$251,502	$234,182	$245,524
Less reinsurance assumed	(18,353)	(21,123)	(55,385)
Plus reinsurance ceded	111,132	106,966	110,293
Direct balance	344,281	320,025	300,432

Incurred related to:
Current year	499,755	514,844	489,102
Prior year	(5,119)	(3,346)	(3,383)
Total incurred	494,636	511,498	485,719

Paid related to:
Current year	400,780	422,064	405,041
Prior year	69,755	65,178	61,085
Total paid	470,535	487,242	466,126

Direct balance	368,382	344,281	320,025
Plus reinsurance assumed	17,945	18,353	21,123
Less reinsurance ceded	(122,523)	(111,132)	(106,966)
Total reserve for unpaid claims at December 31	$263,804	$251,502	$234,182

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $5,119, $3,346 and $3,383 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company paid assumed reinsurance claims of $60,772, $61,597 and $70,194 and incurred assumed reinsurance claims of $60,364, $58,827 and $35,932 for the years ended December 31, 2015, 2014 and 2013, respectively. The reinsurance assumed reserves were reduced in 2013 for $30,057 which was transferred to Ameritas NY for the Phoenix Home Life assumption (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties).

The Company paid ceded reinsurance claims of $14,794, $15,095 and $14,587, and incurred ceded reinsurance claims of $26,185, $19,261 and $11,260 for the years ended December 31, 2015, 2014 and 2013, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

54

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2015 and 2014, respectively, the Company had $4,683,546 and $4,682,645 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,668 and $21,181 at December 31, 2015 and 2014, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2015
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,053,312	$-	$-	$1,053,312	10.9%
At book value less current
surrender charge of 5% or more	536,103	-	-	536,103	5.5%
At fair value	-	-	5,441,418	5,441,418	56.2%
Total with market value adjustment
or at fair value	1,589,415	-	5,441,418	7,030,833	72.7%
At book value without adjustment
(minimal or no charge or adjustment)	1,957,847	-	-	1,957,847	20.2%
Not subject to discretionary withdrawal	685,562	-	-	685,562	7.1%
Total gross	4,232,824	-	5,441,418	9,674,242	100.0%
Reinsurance ceded	39,448	-	-	39,448
Total annuity reserves and
deposit-type funds	$4,193,376	$-	$5,441,418	$9,634,794

	2014
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$977,780	$-	$-	$977,780	10.1%
At book value less current surrender
charge of 5% or more	429,516	-	-	429,516	4.4%
At fair value	-	-	5,772,725	5,772,725	59.5%
Total with market value adjustment
or at fair value	1,407,296	-	5,772,725	7,180,021	74.0%
At book value without adjustment
(minimal or no charge or adjustment)	1,877,027	-	-	1,877,027	19.3%
Not subject to discretionary withdrawal	645,735	-	-	645,735	6.7%
Total gross	3,930,058	-	5,772,725	9,702,783	100.0%
Reinsurance ceded	40,675	-	-	40,675
Total annuity reserves and
deposit-type funds	$3,889,383	$-	$5,772,725	$9,662,108

55

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2015	2014
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,314,057	$3,194,117
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,341	22,904
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	857,978	672,362
	4,193,376	3,889,383
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	5,441,418	5,772,725
Total	$9,634,794	$9,662,108

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2015		2014
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,597	$3,758	$5,509	$3,573
Ordinary renewal	35,683	46,217	12,228	23,452
Group life	1	1	1	1
Total	$41,281	$49,976	$17,738	$27,026

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2015, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2015 and 2014 the Company’s Separate Account Statements included legally insulated assets of $6,278,575 and $6,679,996, respectively.

The Company does not engage in securities lending transactions within the separate account.

56

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2015	2014	2013
For the year ended December 31:
Premiums, considerations or deposits	$692,103	$738,843	$741,472
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$6,213,349	$6,607,665

Reserves subject to discretionary withdrawal:
At fair value	$6,213,349	$6,607,665
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$6,213,349	$6,607,665

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2015	2014	2013
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$692,103	$738,843	$741,472
Transfers from the separate accounts	(970,005)	(980,606)	(996,806)
Net transfers from the separate accounts	(277,902)	(241,763)	(255,334)
Reconciling adjustments:
Other	-	(8)	(52)
Net transfers from separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(277,902)	$(241,771)	$(255,386)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2015	2014	2013
Statutory net income (loss) as reported	$(9,498)	$129,843	$191,575
Insurance reserves	77,293	(17,091)	76,515
Deferred policy acquisition costs and intangible assets	16,010	1,341	(18,492)
Deferred income taxes and other tax reclassifications	45,401	(27,771)	(64,892)
Gains and losses on investments	(1,700)	(3,125)	483
Income related to investments	(26,120)	6,948	(81,650)
Earnings of subsidiaries	3,575	4,862	(9,216)
Modco reserve adjustment	-	-	(12,272)
CARVM/CRVM reinsurance adjustment	-	-	5,746
Other	(1,142)	1,715	4,094
GAAP net income	$103,819	$96,722	$91,891

57

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2015	2014	2013
Statutory surplus as reported	$1,511,527	$1,623,458	$1,552,691
Insurance reserves	106,585	(182,403)	(125,875)
Deferred policy acquisition costs and intangible assets	642,005	680,774	634,501
Deferred income taxes	(268,890)	(337,566)	(299,420)
Valuation of investments	(59,670)	391,158	284,495
Statutory investment reserves	243,591	179,759	164,803
Goodwill	13,383	13,383	13,383
Subsidiary equity	164,900	154,895	138,248
Statutory non-admitted assets	172,906	111,495	121,678
Surplus notes	(49,624)	(49,590)	(49,556)
Other	(2,827)	1,921	(5,066)
GAAP equity	$2,473,886	$2,587,284	$2,429,882

58

PART C

OTHER INFORMATION

Item 26. Exhibits

Exhibit Number	Description of Exhibit
(a)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVL. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX-99.1(1).
(b)		Custody Agreements. Not Applicable
(c)	(1)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.3(a).
(c)	(2)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(d)	(1)	Form of Policy. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to File No. 33-86500, filed April 6, 1998, EX 99.1.(5)(a).
(d)	(2)	Form of Policy riders.
Accelerated Benefit Rider for Terminal Illness
Children's Insurance Rider
Paid-Up Insurance Benefit Endorsement
Term Insurance Rider for Other Insured Persons
Waiver of Monthly Deduction Rider
		Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151913, filed April 29, 2015, EX.99.d(2)(A), EX.99.d(2)(D), EX.99.d(2)(G), EX.99.d(2)(J), and EX.99.d(2)(L).
(e)		Application for Variable Universal Life (LLVUL). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX 99.1.(10).
(f)	(1)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(f)	(2)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(g)		Reinsurance Agreements.
		(1) Canada Life. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(1).
		(2) Swiss Re. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(2).
		(3) Munich. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(3).

Exhibit Number	Description of Exhibit
	(4)	Generali USA Reinsurance. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(1).
	(5)	RGA Reinsurance Company. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(2).
(h)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Variable Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).
	(10)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(11)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(12)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(13)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(14)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

	(15)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(i)	Administrative Contracts.
	(1)	General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H.C.
	(2)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
	(3)	Amended and Restated Asset Allocation Investment Advisory Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.I(2).
	(4)	Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H.
	(5)	Amendment to Research Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.i(5).
(j)	Other Material Contracts: Powers of Attorney. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.j.
(k)	Legal Opinion. Exhibit k, filed herein.
(l)	Actuarial Opinion. Not applicable.
(m)	Calculation. Not applicable.
(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit n, filed herein.
(o)	No financial statements are omitted from Item 24.
(p)	Initial Capital Agreements. Not applicable.
(q)	Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.Q.

Item 27. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Robert M. Willis	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
James J. Barone	Senior Vice President, Group Business Development and MGA Distribution
Robert C. Barth	Senior Vice President & Chief Financial Officer
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Bret L. Benham	Senior Vice President, Retirement Plans
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Randee G. Manley	Senior Vice President and Chief Human Resources Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Risk and Planning Officer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Milford Realty, LLC (DE)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Security American Financial Enterprises, LLC (MN)	insurance holding company
Security Life Insurance Company of America (MN)	life insurance company
Security Health Insurance Company of America, New York, Inc. (NY)	accident/health insurance company
Custom Insurance Solutions, LLC (MN)	insurance agency

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 29. Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account, and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account.

(b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Timmy L. Stonehocker*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
William W. Lester*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

* Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$12,897	$0	$0	$157,108

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31. Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33. Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 10 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of April, 2016.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2016.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger*	Director
Patricia A. McGuire*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert M. Willis	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of October 1, 2015.

Exhibit Index

Exhibit

(k) Legal Opinion

(n) Consents of Independent Auditors and Independent Registered Public Accounting Firm